Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Shares	Value
COMMON STOCKS† - 7.4%
Consumer, Non-cyclical - 1.6%
Catalent, Inc.*,1	5,912	$ 338,994
Dentsply Sirona, Inc.[1]	9,569	312,715
United Rentals, Inc.[1]	446	309,199
Align Technology, Inc.*,1	992	300,001
GE HealthCare Technologies, Inc.[1]	3,221	294,013
Cigna Group[1]	851	286,055
Eli Lilly & Co.[1]	369	278,108
Viatris, Inc.[1]	22,428	277,434
Charles River Laboratories International, Inc.*,1	1,079	274,271
Intuitive Surgical, Inc.*,1	711	274,162
Illumina, Inc.*,1	1,944	271,829
Edwards Lifesciences Corp.*,1	3,185	270,311
Merck & Company, Inc.[1]	2,125	270,194
Universal Health Services, Inc. — Class B1	1,605	268,131
Quanta Services, Inc.[1]	1,106	267,110
HCA Healthcare, Inc.[1]	856	266,815
Stryker Corp.[1]	763	266,340
Boston Scientific Corp.*,1	4,015	265,833
Vertex Pharmaceuticals, Inc.*,1	630	265,066
Revvity, Inc.[1]	2,418	264,989
Equifax, Inc.[1]	966	264,288
Corteva, Inc.[1]	4,878	261,071
DaVita, Inc.*,1	2,051	260,415
AbbVie, Inc.[1]	1,478	260,202
Cencora, Inc. — Class A1	1,094	257,746
Danaher Corp.[1]	1,014	256,684
Thermo Fisher Scientific, Inc.[1]	449	256,011
STERIS plc[1]	1,098	255,735
Waters Corp.*,1	755	254,752
Regeneron Pharmaceuticals, Inc.*,1	263	254,082
IQVIA Holdings, Inc.*,1	1,025	253,339
Moderna, Inc.*,1	2,736	252,369
McKesson Corp.[1]	482	251,320
Cintas Corp.[1]	399	250,815
Abbott Laboratories[1]	2,111	250,449
Baxter International, Inc.[1]	6,095	249,407
Avery Dennison Corp.[1]	1,151	249,226
Hormel Foods Corp.[1]	7,012	247,664
Colgate-Palmolive Co.[1]	2,859	247,360
Cooper Companies, Inc.*,1	2,632	246,355
Kroger Co.[1]	4,944	245,272
Estee Lauder Companies, Inc. — Class A1	1,646	244,563
Sysco Corp.[1]	2,988	241,938
Monster Beverage Corp.*,1	4,088	241,601
Automatic Data Processing, Inc.[1]	961	241,336
Procter & Gamble Co.[1]	1,518	241,271
Brown-Forman Corp. — Class B1	3,995	240,619
FleetCor Technologies, Inc.*,1	860	240,172
IDEXX Laboratories, Inc.*,1	415	238,721
Clorox Co.[1]	1,557	238,704
Agilent Technologies, Inc.[1]	1,734	238,182
Global Payments, Inc.[1]	1,834	237,870
Hologic, Inc.*,1	3,223	237,857
Church & Dwight Company, Inc.[1]	2,372	237,485
Bio-Techne Corp.[1]	3,226	237,337
Zoetis, Inc.[1]	1,195	237,004
Molina Healthcare, Inc.*,1	600	236,346
Bio-Rad Laboratories, Inc. — Class A*,1	723	235,611
ResMed, Inc.[1]	1,355	235,391
Incyte Corp.*,1	4,023	234,782
Rollins, Inc.[1]	5,325	234,673
Centene Corp.*,1	2,991	234,584
Henry Schein, Inc.*,1	3,066	234,457
Zimmer Biomet Holdings, Inc.[1]	1,879	233,672
Constellation Brands, Inc. — Class A1	939	233,360
CoStar Group, Inc.*,1	2,677	232,979
Tyson Foods, Inc. — Class A1	4,292	232,798
Medtronic plc[1]	2,779	231,657
Elevance Health, Inc.[1]	462	231,578
Cardinal Health, Inc.[1]	2,065	231,239
West Pharmaceutical Services, Inc.[1]	644	230,784
Johnson & Johnson[1]	1,428	230,451
Verisk Analytics, Inc. — Class A1	946	228,837
S&P Global, Inc.[1]	532	227,752
Gartner, Inc.*,1	488	227,193
Mondelez International, Inc. — Class A1	3,103	226,736
Kellanova[1]	4,101	226,170
Coca-Cola Co.[1]	3,763	225,855
McCormick & Company, Inc.[1]	3,279	225,792
PayPal Holdings, Inc.*,1	3,740	225,672
Amgen, Inc.[1]	820	224,541
Moody's Corp.[1]	589	223,478
Lamb Weston Holdings, Inc.[1]	2,185	223,329
Becton Dickinson & Co.[1]	948	223,301
Hershey Co.[1]	1,185	222,685
Kimberly-Clark Corp.[1]	1,837	222,589
Bristol-Myers Squibb Co.[1]	4,372	221,879
J M Smucker Co.[1]	1,844	221,594

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

Shares	Value
COMMON STOCKS† - 7.4% (continued)
Consumer, Non-cyclical - 1.6% (continued)
Molson Coors Beverage Co. — Class B1	3,539	$ 220,905
Laboratory Corporation of America Holdings[1]	1,019	219,931
PepsiCo, Inc.[1]	1,330	219,902
Campbell Soup Co.[1]	5,141	219,212
CVS Health Corp.[1]	2,938	218,499
Altria Group, Inc.[1]	5,335	218,255
Philip Morris International, Inc.[1]	2,414	217,163
Dexcom, Inc.*,1	1,886	217,022
General Mills, Inc.[1]	3,368	216,158
Kraft Heinz Co.[1]	6,090	214,855
Robert Half, Inc.[1]	2,655	213,462
Teleflex, Inc.[1]	955	212,764
Conagra Brands, Inc.[1]	7,472	209,814
Keurig Dr Pepper, Inc.[1]	6,865	205,332
Kenvue, Inc.[1]	10,697	203,243
Pfizer, Inc.[1]	7,645	203,051
Quest Diagnostics, Inc.[1]	1,623	202,696
Gilead Sciences, Inc.[1]	2,792	201,303
Biogen, Inc.*,1	921	199,848
Bunge Global S.A.[1]	2,108	198,932
UnitedHealth Group, Inc.[1]	401	197,934
Insulet Corp.*,1	1,133	185,812
MarketAxess Holdings, Inc.[1]	843	179,905
Humana, Inc.[1]	458	160,447
Archer-Daniels-Midland Co.[1]	2,987	158,640
Cengage Learning Holdings II, Inc.*,††	11,126	120,528
Save-A-Lot*,†††	40,316	7,741
Total Consumer, Non-cyclical		27,115,911
Financial - 1.3%
Checkers Holdings, Inc.*,†††	84,343	335,685
American Express Co.[1]	1,310	287,440
Hartford Financial Services Group, Inc.[1]	2,818	270,077
Intercontinental Exchange, Inc.[1]	1,946	269,365
Travelers Companies, Inc.[1]	1,217	268,908
Wells Fargo & Co.[1]	4,786	266,054
Iron Mountain, Inc. REIT[1]	3,371	265,095
Progressive Corp.[1]	1,369	259,508
JPMorgan Chase & Co.[1]	1,392	258,996
W R Berkley Corp.[1]	3,093	258,575
Synchrony Financial[1]	6,252	258,208
Discover Financial Services[1]	2,136	257,815
Capital One Financial Corp.[1]	1,868	257,055
Berkshire Hathaway, Inc. — Class B*,1	625	255,875
Host Hotels & Resorts, Inc. REIT[1]	12,264	254,355
Mastercard, Inc. — Class A1	535	253,997
T. Rowe Price Group, Inc.[1]	2,237	253,564
Allstate Corp.[1]	1,584	252,680
Bank of New York Mellon Corp.[1]	4,497	252,237
Ameriprise Financial, Inc.[1]	617	251,341
Brown & Brown, Inc.[1]	2,975	250,525
Citigroup, Inc.[1]	4,513	250,426
Blackstone, Inc. — Class A1	1,958	250,272
Chubb Ltd.[1]	990	249,153
Raymond James Financial, Inc.[1]	2,061	247,979
Willis Towers Watson plc[1]	909	247,802
Bank of America Corp.[1]	7,126	245,989
Simon Property Group, Inc. REIT[1]	1,660	245,912
Weyerhaeuser Co. REIT[1]	7,141	245,508
American International Group, Inc.[1]	3,367	245,421
Prologis, Inc. REIT[1]	1,840	245,217
CBRE Group, Inc. — Class A*,1	2,666	244,979
Goldman Sachs Group, Inc.[1]	629	244,712
Cincinnati Financial Corp.[1]	2,145	244,530
Equinix, Inc. REIT[1]	275	244,426
Visa, Inc. — Class A1	863	243,918
Arch Capital Group Ltd.*,1	2,782	243,675
Fifth Third Bancorp[1]	7,060	242,440
Loews Corp.[1]	3,205	240,792
Digital Realty Trust, Inc. REIT[1]	1,636	240,181
BlackRock, Inc. — Class A1	296	240,157
MetLife, Inc.[1]	3,442	240,045
Huntington Bancshares, Inc.[1]	18,401	239,949
Assurant, Inc.[1]	1,316	238,788
Prudential Financial, Inc.[1]	2,187	238,361
KeyCorp[1]	16,638	237,424
Principal Financial Group, Inc.[1]	2,935	237,324
Cboe Global Markets, Inc.[1]	1,234	236,928
Franklin Resources, Inc.[1]	8,623	236,701
Regions Financial Corp.[1]	12,642	235,520
Citizens Financial Group, Inc.[1]	7,451	233,887
M&T Bank Corp.[1]	1,663	232,388
Welltower, Inc. REIT[1]	2,515	231,782
PNC Financial Services Group, Inc.[1]	1,568	230,810

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Shares	Value
COMMON STOCKS† - 7.4% (continued)
Financial - 1.3% (continued)
Morgan Stanley[1]	2,679	$ 230,501
Alexandria Real Estate Equities, Inc. REIT[1]	1,847	230,376
Charles Schwab Corp.[1]	3,443	229,924
Nasdaq, Inc.[1]	4,088	229,746
CME Group, Inc. — Class A1	1,042	229,605
U.S. Bancorp[1]	5,457	228,976
Globe Life, Inc.[1]	1,803	228,855
Public Storage REIT[1]	806	228,799
Marsh & McLennan Companies, Inc.[1]	1,128	228,161
Invitation Homes, Inc. REIT[1]	6,665	227,077
Essex Property Trust, Inc. REIT[1]	976	225,846
Equity Residential REIT[1]	3,746	225,547
Northern Trust Corp.[1]	2,744	225,365
Truist Financial Corp.[1]	6,427	224,816
Federal Realty Investment Trust REIT[1]	2,226	224,492
Extra Space Storage, Inc. REIT[1]	1,591	224,283
Zions Bancorp North America[1]	5,667	223,450
Arthur J Gallagher & Co.[1]	916	223,440
Invesco Ltd.[1]	14,497	223,399
Boston Properties, Inc. REIT[1]	3,440	222,637
Camden Property Trust REIT[1]	2,352	222,217
AvalonBay Communities, Inc. REIT[1]	1,254	221,996
UDR, Inc. REIT[1]	6,228	221,094
State Street Corp.[1]	2,983	219,937
Comerica, Inc.[1]	4,415	218,013
Mid-America Apartment Communities, Inc. REIT[1]	1,732	217,678
VICI Properties, Inc. REIT[1]	7,226	216,274
Aflac, Inc.[1]	2,673	215,818
Kimco Realty Corp. REIT[1]	10,901	215,404
Aon plc — Class A1	681	215,189
Regency Centers Corp. REIT[1]	3,448	213,604
Realty Income Corp. REIT[1]	4,093	213,286
American Tower Corp. — Class A REIT[1]	1,069	212,581
Everest Group Ltd.[1]	573	211,368
Crown Castle, Inc. REIT[1]	1,901	208,996
Ventas, Inc. REIT[1]	4,722	199,693
Healthpeak Properties, Inc. REIT[1]	11,752	196,846
SBA Communications Corp. REIT[1]	903	188,935
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,2	1,042,740	104
Tensor Ltd.*,†††	505,754	51
Sparta Systems*,†††	1,922	–
Total Financial		21,875,130
Industrial - 1.1%
Trimble, Inc.*,1	4,697	287,409
Builders FirstSource, Inc.*,1	1,471	287,110
General Electric Co.[1]	1,830	287,109
Axon Enterprise, Inc.*,1	933	286,776
Caterpillar, Inc.[1]	849	283,532
Mohawk Industries, Inc.*,1	2,389	283,383
Howmet Aerospace, Inc.[1]	4,142	275,650
Ingersoll Rand, Inc.[1]	3,009	274,812
Eaton Corporation plc[1]	949	274,261
Hubbell, Inc.[1]	715	272,179
Fortive Corp.[1]	3,197	272,161
Martin Marietta Materials, Inc.[1]	470	271,524
Vulcan Materials Co.[1]	1,021	271,433
Parker-Hannifin Corp.[1]	503	269,331
Trane Technologies plc[1]	943	265,898
Masco Corp.[1]	3,447	264,592
TransDigm Group, Inc.[1]	224	263,814
Old Dominion Freight Line, Inc.[1]	596	263,718
Xylem, Inc.[1]	2,074	263,502
Westinghouse Air Brake Technologies Corp.[1]	1,863	263,223
Jabil, Inc.[1]	1,826	263,108
Waste Management, Inc.[1]	1,279	263,026
Emerson Electric Co.[1]	2,460	262,851
Huntington Ingalls Industries, Inc.[1]	894	260,708
Textron, Inc.[1]	2,905	258,748
Amphenol Corp. — Class A1	2,366	258,462
Allegion plc[1]	1,999	255,612
Pentair plc[1]	3,272	254,529
Dover Corp.[1]	1,536	254,024
Jacobs Solutions, Inc.[1]	1,732	253,998
CSX Corp.[1]	6,694	253,970
IDEX Corp.[1]	1,076	253,829
AMETEK, Inc.[1]	1,404	252,973
Norfolk Southern Corp.[1]	998	252,873
Veralto Corp.[1]	2,921	252,402
Mettler-Toledo International, Inc.*,1	202	251,938
Republic Services, Inc. — Class A1	1,364	250,430
Ball Corp.[1]	3,836	245,581
Nordson Corp.[1]	922	244,929
Packaging Corporation of America[1]	1,346	243,882
J.B. Hunt Transport Services, Inc.[1]	1,182	243,858

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Shares	Value
COMMON STOCKS† - 7.4% (continued)
Industrial - 1.1% (continued)
Union Pacific Corp.[1]	960	$ 243,542
Garmin Ltd.[1]	1,771	243,247
RTX Corp.[1]	2,711	243,095
Westrock Co.[1]	5,360	242,754
Otis Worldwide Corp.[1]	2,521	240,251
General Dynamics Corp.[1]	874	238,821
L3Harris Technologies, Inc.[1]	1,127	238,541
TE Connectivity Ltd.[1]	1,655	237,592
Keysight Technologies, Inc.*,1	1,529	235,925
A O Smith Corp.[1]	2,829	234,524
Illinois Tool Works, Inc.[1]	884	231,741
Teledyne Technologies, Inc.*,1	536	229,017
Rockwell Automation, Inc.[1]	791	225,498
Honeywell International, Inc.[1]	1,134	225,360
Johnson Controls International plc[1]	3,749	222,203
Carrier Global Corp.[1]	3,987	221,597
Deere & Co.[1]	606	221,220
Expeditors International of Washington, Inc.[1]	1,833	219,227
Snap-on, Inc.[1]	793	218,599
Northrop Grumman Corp.[1]	463	213,452
Stanley Black & Decker, Inc.[1]	2,376	212,153
Lockheed Martin Corp.[1]	492	210,694
United Parcel Service, Inc. — Class B1	1,410	209,047
Amcor plc[1]	22,863	207,139
Generac Holdings, Inc.*,1	1,815	204,205
FedEx Corp.[1]	810	201,666
3M Co.[1]	2,133	196,492
CH Robinson Worldwide, Inc.[1]	2,609	193,275
Boeing Co.*,1	902	183,755
BP Holdco LLC*,†††,3	121,041	146,719
Schur Flexibles GesmbH*,††	660	145,200
Vector Phoenix Holdings, LP*,†††	121,040	3,003
Targus, Inc.*,†††	45,049	1,771
Targus, Inc.*,†††	45,049	1,328
Targus, Inc.*,†††	45,049	1,024
YAK BLOCKER 2 LLC*,†††	34,136	341
YAK BLOCKER 2 LLC*,†††	31,551	316
Targus, Inc.*,†††	45,049	5
Total Industrial		17,557,487
Consumer, Cyclical - 1.0%
ATD New Holdings, Inc.*,††	23,593	550,496
Exide Technologies*,†††	342	341,710
Tapestry, Inc.[1]	6,580	312,747
Ralph Lauren Corp. — Class A1	1,674	311,230
Wynn Resorts Ltd.[1]	2,615	275,098
Costco Wholesale Corp.[1]	361	268,544
Bath & Body Works, Inc.[1]	5,872	268,350
General Motors Co.[1]	6,537	267,886
WW Grainger, Inc.[1]	274	266,728
Tractor Supply Co.[1]	1,039	264,239
Chipotle Mexican Grill, Inc. — Class A*,1	98	263,499
Marriott International, Inc. — Class A1	1,054	263,363
Hilton Worldwide Holdings, Inc.[1]	1,288	263,164
Dollar Tree, Inc.*,1	1,773	260,064
Southwest Airlines Co.[1]	7,585	259,938
NVR, Inc.*,1	34	259,269
Las Vegas Sands Corp.[1]	4,750	258,970
Fastenal Co.[1]	3,542	258,601
CarMax, Inc.*,1	3,273	258,567
Home Depot, Inc.[1]	676	257,292
Cummins, Inc.[1]	956	256,791
Walmart, Inc.[1]	4,380	256,712
PACCAR, Inc.[1]	2,313	256,489
Lowe's Companies, Inc.[1]	1,060	255,110
LKQ Corp.[1]	4,851	253,659
O'Reilly Automotive, Inc.*,1	233	253,369
AutoZone, Inc.*,1	84	252,506
Dollar General Corp.[1]	1,733	251,822
American Airlines Group, Inc.*,1	16,024	251,256
Ulta Beauty, Inc.*,1	458	251,240
Live Nation Entertainment, Inc.*,1	2,590	251,178
Domino's Pizza, Inc.[1]	559	250,628
Lennar Corp. — Class A1	1,581	250,604
Target Corp.[1]	1,632	249,565
Ford Motor Co.[1]	20,000	248,800
Ross Stores, Inc.[1]	1,670	248,763
PulteGroup, Inc.[1]	2,291	248,299
Pool Corp.[1]	623	248,029
Copart, Inc.*,1	4,655	247,413
Genuine Parts Co.[1]	1,656	247,175
Yum! Brands, Inc.[1]	1,773	245,419
TJX Companies, Inc.[1]	2,473	245,173
United Airlines Holdings, Inc.*,1	5,372	244,372
Best Buy Company, Inc.[1]	2,981	241,103
DR Horton, Inc.[1]	1,593	238,058
Darden Restaurants, Inc.[1]	1,388	236,946
Delta Air Lines, Inc.[1]	5,466	231,048
MGM Resorts International*,1	5,320	230,250
Norwegian Cruise Line Holdings Ltd.*,1	11,811	229,015
Hasbro, Inc.[1]	4,508	226,707
McDonald's Corp.[1]	773	225,932
Royal Caribbean Cruises Ltd.*,1	1,831	225,854
Aptiv plc*,1	2,755	218,995
Starbucks Corp.[1]	2,284	216,752

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Shares	Value
COMMON STOCKS† - 7.4% (continued)
Consumer, Cyclical - 1.0% (continued)
Caesars Entertainment, Inc.*,1	4,977	$ 216,350
Whirlpool Corp.[1]	1,975	212,095
Lululemon Athletica, Inc.*,1	451	210,658
BorgWarner, Inc.[1]	6,686	208,135
Walgreens Boots Alliance, Inc.[1]	9,526	202,523
VF Corp.[1]	12,152	198,564
NIKE, Inc. — Class B1	1,903	197,779
Carnival Corp.*,1	12,183	193,223
Tesla, Inc.*,1	904	182,500
Total Consumer, Cyclical		15,836,614
Technology - 0.8%
NVIDIA Corp.[1]	466	367,109
Advanced Micro Devices, Inc.*,1	1,712	329,611
Broadcom, Inc.[1]	234	304,315
Applied Materials, Inc.[1]	1,494	301,220
Lam Research Corp.[1]	314	294,611
Fortinet, Inc.*,1	4,217	291,437
KLA Corp.[1]	413	281,790
Monolithic Power Systems, Inc.[1]	383	275,775
Western Digital Corp.*,1	4,610	274,157
Salesforce, Inc.[1]	880	271,762
Micron Technology, Inc.[1]	2,943	266,665
QUALCOMM, Inc.[1]	1,659	261,774
Zebra Technologies Corp. — Class A*,1	933	260,755
Leidos Holdings, Inc.[1]	2,034	260,067
Fidelity National Information Services, Inc.[1]	3,743	258,978
Cadence Design Systems, Inc.*,1	849	258,419
ANSYS, Inc.*,1	767	256,308
NXP Semiconductor N.V.[1]	1,023	255,474
Seagate Technology Holdings plc[1]	2,738	254,771
Intuit, Inc.[1]	384	254,550
Autodesk, Inc.*,1	985	254,297
International Business Machines Corp.[1]	1,362	252,011
EPAM Systems, Inc.*,1	822	250,217
Fiserv, Inc.*,1	1,667	248,833
Cognizant Technology Solutions Corp. — Class A1	3,135	247,728
Teradyne, Inc.[1]	2,387	247,269
Fair Isaac Corp.*,1	194	246,362
Accenture plc — Class A1	654	245,106
Microsoft Corp.[1]	590	244,048
MSCI, Inc. — Class A1	435	244,022
Qorvo, Inc.*,1	2,122	243,075
ServiceNow, Inc.*,1	315	242,972
PTC, Inc.*,1	1,324	242,305
Tyler Technologies, Inc.*,1	547	239,115
Synopsys, Inc.*,1	412	236,377
Texas Instruments, Inc.[1]	1,404	234,931
Broadridge Financial Solutions, Inc.[1]	1,153	234,728
Jack Henry & Associates, Inc.[1]	1,340	232,852
Analog Devices, Inc.[1]	1,193	228,841
Dayforce, Inc.*,1	3,280	228,813
ON Semiconductor Corp.*,1	2,888	227,921
Electronic Arts, Inc.[1]	1,609	224,423
Roper Technologies, Inc.[1]	411	223,884
Skyworks Solutions, Inc.[1]	2,126	223,060
Intel Corp.[1]	5,167	222,440
NetApp, Inc.[1]	2,468	219,948
Paychex, Inc.[1]	1,779	218,141
Oracle Corp.[1]	1,939	216,547
Microchip Technology, Inc.[1]	2,563	215,651
Paycom Software, Inc.[1]	1,176	214,491
Akamai Technologies, Inc.*,1	1,928	213,854
HP, Inc.[1]	7,487	212,107
Take-Two Interactive Software, Inc.*,1	1,420	208,641
Hewlett Packard Enterprise Co.[1]	13,585	206,899
Apple, Inc.[1]	1,127	203,705
Adobe, Inc.*,1	362	202,821
Qlik Technologies, Inc. - Class A*,†††	112	182,647
Qlik Technologies, Inc. - Class B*,†††	27,624	3
Total Technology		14,060,633
Communications - 0.5%
Meta Platforms, Inc. — Class A1	663	324,956
Netflix, Inc.*,1	486	293,019
Juniper Networks, Inc.[1]	7,607	281,687
Uber Technologies, Inc.*,1	3,522	279,999
Arista Networks, Inc.*,1	985	273,377
Walt Disney Co.[1]	2,377	265,226
Amazon.com, Inc.*,1	1,497	264,610
CDW Corp.[1]	1,035	254,827
eBay, Inc.[1]	5,337	252,333
Match Group, Inc.*,1	6,843	246,622
Airbnb, Inc. — Class A*,1	1,565	246,441
Corning, Inc.[1]	7,568	243,993
F5, Inc.*,1	1,292	241,888
Omnicom Group, Inc.[1]	2,693	238,034
Booking Holdings, Inc.[1]	67	232,412
Verizon Communications, Inc.[1]	5,768	230,836
T-Mobile US, Inc.[1]	1,411	230,416
FactSet Research Systems, Inc.[1]	497	229,902
Palo Alto Networks, Inc.*,1	739	229,496

	Shares	Value
COMMON STOCKS† - 7.4% (continued)
Communications - 0.5% (continued)
Motorola Solutions, Inc.[1]	680	$ 224,665
Comcast Corp. — Class A1	5,233	224,234
Interpublic Group of Companies, Inc.[1]	7,062	221,747
AT&T, Inc.[1]	13,039	220,750
Cisco Systems, Inc.[1]	4,549	220,035
Gen Digital, Inc.[1]	9,961	214,062
Expedia Group, Inc.*,1	1,516	207,419
News Corp. — Class A1	7,645	205,497
VeriSign, Inc.*,1	1,036	202,320
Etsy, Inc.*,1	2,755	197,506
Charter Communications, Inc. — Class A*,1	599	176,064
Warner Bros Discovery, Inc.*,1	19,230	169,032
Fox Corp. — Class A1	4,911	146,299
Paramount Global — Class B1	13,094	144,558
Alphabet, Inc. — Class A*,1	883	122,260
Alphabet, Inc. — Class C*,1	743	103,857
Vacasa, Inc. — Class A*	9,841	92,997
Fox Corp. — Class B1	2,620	71,735
News Corp. — Class B1	2,306	64,545
Figs, Inc. — Class A*,1	10,450	54,654
Total Communications		8,144,310
Utilities - 0.4%
Constellation Energy Corp.[1]	1,984	334,205
NRG Energy, Inc.[1]	4,615	255,302
American Electric Power Company, Inc.[1]	2,770	235,976
PPL Corp.[1]	8,466	223,248
Edison International[1]	3,268	222,289
Dominion Energy, Inc.[1]	4,645	222,170
DTE Energy Co.[1]	2,031	220,059
Public Service Enterprise Group, Inc.[1]	3,526	220,022
Entergy Corp.[1]	2,163	219,696
Atmos Energy Corp.[1]	1,943	219,384
NiSource, Inc.[1]	8,383	218,461
FirstEnergy Corp.[1]	5,950	217,830
CMS Energy Corp.[1]	3,794	217,662
Eversource Energy[1]	3,695	216,897
Sempra[1]	3,048	215,189
Duke Energy Corp.[1]	2,337	214,607
Evergy, Inc.[1]	4,275	211,784
CenterPoint Energy, Inc.[1]	7,669	210,897
Consolidated Edison, Inc.[1]	2,410	210,176
PG&E Corp.[1]	12,528	209,092
Southern Co.[1]	3,086	207,534
WEC Energy Group, Inc.[1]	2,623	205,879
Alliant Energy Corp.[1]	4,293	204,991
NextEra Energy, Inc.[1]	3,689	203,596
Exelon Corp.[1]	5,623	201,528
Ameren Corp.[1]	2,826	201,183
Pinnacle West Capital Corp.[1]	2,928	200,070
American Water Works Company, Inc.[1]	1,678	198,910
Xcel Energy, Inc.[1]	3,622	190,843
AES Corp.[1]	12,109	184,057
TexGen Power LLC*,††	68,676	68,676
Total Utilities		6,582,213
Energy - 0.4%
Enphase Energy, Inc.*,1	2,136	271,293
Diamondback Energy, Inc.[1]	1,482	270,495
Marathon Petroleum Corp.[1]	1,541	260,783
Valero Energy Corp.[1]	1,793	253,638
Phillips 66[1]	1,760	250,817
Targa Resources Corp.[1]	2,549	250,414
ONEOK, Inc.[1]	3,233	242,863
Hess Corp.[1]	1,636	238,447
Occidental Petroleum Corp.[1]	3,898	236,258
First Solar, Inc.*,1	1,513	232,836
Pioneer Natural Resources Co.[1]	988	232,368
Chevron Corp.[1]	1,525	231,815
Exxon Mobil Corp.[1]	2,211	231,094
Coterra Energy, Inc. — Class A1	8,913	229,777
Williams Companies, Inc.[1]	6,211	223,223
Marathon Oil Corp.[1]	9,139	221,621
ConocoPhillips[1]	1,966	221,254
Halliburton Co.[1]	6,300	220,941
Equities Corp.[1]	5,929	220,262
Devon Energy Corp.[1]	4,990	219,859
Schlumberger N.V.[1]	4,507	217,823
Kinder Morgan, Inc.[1]	12,465	216,766
EOG Resources, Inc.[1]	1,852	211,980
Baker Hughes Co.[1]	6,828	202,041
APA Corp.[1]	6,377	189,971
Legacy Reserves, Inc.*,†††	2,359	11,205
Permian Production Partners LLC*,†††	184,043	8,242
Total Energy		5,818,086
Basic Materials - 0.3%
Nucor Corp.[1]	1,360	261,528
Steel Dynamics, Inc.[1]	1,950	260,949
Ecolab, Inc.[1]	1,148	258,116
Sherwin-Williams Co.[1]	761	252,675
Linde plc[1]	550	246,851
Dow, Inc.[1]	4,328	241,849
LyondellBasell Industries N.V. — Class A1	2,380	238,666
Celanese Corp. — Class A1	1,561	237,225
Albemarle Corp.[1]	1,715	236,413
CF Industries Holdings, Inc.[1]	2,878	232,312

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Shares	Value
COMMON STOCKS† - 7.4% (continued)
Basic Materials - 0.3%
Eastman Chemical Co.[1]	2,600	$ 228,124
FMC Corp.[1]	3,931	221,669
Freeport-McMoRan, Inc.[1]	5,779	218,504
PPG Industries, Inc.[1]	1,532	216,931
International Flavors & Fragrances, Inc.[1]	2,872	216,836
DuPont de Nemours, Inc.[1]	3,108	215,043
International Paper Co.[1]	5,989	211,771
Air Products and Chemicals, Inc.[1]	836	195,658
Mosaic Co.[1]	6,176	192,444
Newmont Corp.[1]	5,645	176,406
Total Basic Materials		4,559,970
Total Common Stocks
(Cost $100,594,510)		121,550,354
PREFERRED STOCKS†† - 6.4%
Financial - 5.5%
Citigroup, Inc.
7.38%	4,300,000	4,397,313
3.88%	4,000,000	3,757,517
4.15%	2,000,000	1,802,455
4.00%	1,750,000	1,656,288
Bank of America Corp.
4.38%[1]	2,925,000	8,040,309
6.50%	2,000,000	1,997,362
6.30%	1,000,000	1,002,155
4.13%	26,000	502,320
Wells Fargo & Co.
4.75%[1]	183,750	3,816,488
3.90%	3,300,000	3,105,109
4.70%[1]	148,000	3,075,440
4.38%[1]	50,000	971,500
Goldman Sachs Group, Inc.
7.50%	7,700,000	8,096,733
Kuvare US Holdings, Inc.
7.00% due 02/17/51[5]	6,400,000	6,464,000
Equitable Holdings, Inc.
4.95%	3,650,000	3,538,989
4.30%[1]	82,000	1,530,120
Markel Group, Inc.
6.00%	4,770,000	4,737,690
Jackson Financial, Inc.
8.00%[1]	152,000	4,081,200
Lincoln National Corp.
9.25%	3,600,000	3,879,385
Public Storage
4.63%[1]	144,400	3,168,136
4.13%	16,400	326,852
W R Berkley Corp.
4.13% due 03/30/61	126,000	2,493,540
4.25% due 09/30/60	36,800	804,448
PartnerRe Ltd.
4.88%	128,000	2,624,000
Charles Schwab Corp.
4.00%	3,150,000	2,594,273
JPMorgan Chase & Co.
4.55%[1]	49,000	1,052,520
4.20%[1]	40,000	796,000
4.63%	24,000	522,480
American Financial Group, Inc.
4.50% due 09/15/60	100,000	2,015,000
MetLife, Inc.
3.85%	1,820,000	1,739,288
CNO Financial Group, Inc.
5.13% due 11/25/60	80,000	1,375,200
Assurant, Inc.
5.25% due 01/15/61	58,000	1,239,460
American Equity Investment Life Holding Co.
5.95%	46,000	1,095,260
Reinsurance Group of America, Inc.
7.13% due 10/15/52	35,825	937,899
Arch Capital Group Ltd.
4.55%[1]	38,000	771,020
Selective Insurance Group, Inc.
4.60%[1]	36,000	664,560
RenaissanceRe Holdings Ltd.
4.20%	13,000	245,570
Globe Life, Inc.
4.25% due 06/15/61	11,000	226,050
First Republic Bank
4.50%*	200,000	4,000
4.25%*	158,000	3,160
4.13%*	84,800	1,696
Total Financial		91,152,785
Communications - 0.6%
AT&T Mobility II LLC
6.80%*,†††	10,000	10,193,000
Government - 0.2%
Farmer Mac
5.75%[1]	109,834	2,652,491
Consumer, Cyclical - 0.1%
Exide Technologies*,†††	761	978,758
Industrial - 0.0%
YAK BLOCKER 2 LLC*,†††	1,875,398	640,787
Total Preferred Stocks
(Cost $128,559,628)		105,617,821
WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26	26,852	3,759
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25†††,2	115,860	12
Total Warrants
(Cost $62,178)		3,771
EXCHANGE-TRADED FUNDS† - 3.4%
SPDR S&P 500 ETF Trust[1]	38,409	19,514,845
Invesco QQQ Trust Series[1]	42,197	18,524,483
iShares Russell 2000 Index ETF[1]	90,622	18,462,420
Total Exchange-Traded Funds
(Cost $34,060,758)		56,501,748

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

CLOSED-END MUTUAL FUNDS† - 2.5%
Guggenheim Active Allocation Fund[3]	950,000	$ 13,680,000
BlackRock Taxable Municipal Bond Trust	292,122	4,779,116
Nuveen Taxable Municipal Income Fund	289,790	4,480,153
Nuveen AMT-Free Municipal Credit Income Fund	295,196	3,489,217
Invesco Municipal Opportunity Trust	229,099	2,201,642
Blackstone Strategic Credit Fund	186,741	2,194,207
Invesco Trust for Investment Grade Municipals	212,335	2,091,500
BlackRock Credit Allocation Income Trust	184,289	1,973,735
Invesco Municipal Trust	188,704	1,807,784
Eaton Vance Limited Duration Income Fund	141,764	1,400,628
Invesco Advantage Municipal Income Trust II	163,240	1,392,437
BlackRock Municipal Income Trust	108,502	1,115,400
Western Asset High Income Opportunity Fund, Inc.	160,170	626,265
Nuveen AMT-Free Quality Municipal Income Fund	34,021	372,530
Nuveen Quality Municipal Income Fund	28,176	317,825
BlackRock MuniVest Fund, Inc.	24,898	173,539
Total Closed-End Mutual Funds
(Cost $50,767,428)		42,095,978
MONEY MARKET FUNDS† - 1.0%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.20%[6]	12,449,641	12,449,641
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.21%[6]	4,473,066	4,473,066
Total Money Market Funds
(Cost $16,922,707)		16,922,707
	Face Amount~
CORPORATE BONDS†† - 44.8%
Financial - 11.9%
NFP Corp.
6.88% due 08/15/28[5]	6,925,000	$7,033,160
7.50% due 10/01/30[5]	3,700,000	3,893,076
Morgan Stanley Finance LLC
0.50% due 10/23/29◊,†††,7	13,500,000	10,910,700
Dyal Capital Partners III
4.40% due 06/15/40†††	10,000,000	8,685,910
United Wholesale Mortgage LLC
5.50% due 11/15/25[5]	4,060,000	3,990,355
5.50% due 04/15/29[5]	1,925,000	1,796,826
5.75% due 06/15/27[5]	1,400,000	1,358,105
Accident Fund Insurance Company of America
8.50% due 08/01/32[1,5]	7,000,000	6,921,204
Wilton RE Ltd.
6.00% [5,8]	7,800,000	6,903,964
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[1,5]	7,500,000	6,745,552
Hunt Companies, Inc.
5.25% due 04/15/29[1,5]	7,325,000	6,701,810
Iron Mountain, Inc.
5.63% due 07/15/32[1,5]	6,500,000	6,041,127
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[5]	3,650,000	3,801,201
8.50% due 03/15/30[5]	2,050,000	2,132,000
Global Atlantic Finance Co.
4.70% due 10/15/51[1,5]	4,700,000	4,149,884
3.13% due 06/15/31[5]	1,750,000	1,413,603
Maple Grove Funding Trust I
4.16% due 08/15/51[1,5]	8,000,000	5,496,342

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

Face Amount~
CORPORATE BONDS†† - 44.8% (continued)
Financial - 11.9% (continued)
OneMain Finance Corp.
4.00% due 09/15/30[1]	2,200,000	$ 1,853,349
7.13% due 03/15/26	1,100,000	1,117,866
7.88% due 03/15/30	750,000	762,776
3.88% due 09/15/28	800,000	698,955
6.63% due 01/15/28	450,000	447,445
9.00% due 01/15/29[1]	400,000	420,096
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[1,5]	4,800,000	4,728,336
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]	7,300,000	4,644,021
Kennedy-Wilson, Inc.
5.00% due 03/01/31	3,750,000	2,915,625
4.75% due 02/01/30	1,450,000	1,147,313
4.75% due 03/01/29[1]	425,000	344,250
National Life Insurance Co.
10.50% due 09/15/39[5]	3,400,000	4,302,040
LPL Holdings, Inc.
4.00% due 03/15/29[1,5]	4,172,000	3,827,671
4.38% due 05/15/31[1,5]	476,000	430,568
RXR Realty LLC
6.75% due 07/17/25†††	4,200,000	4,105,239
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
4.00% due 10/15/33[1,5]	4,031,000	3,346,697
3.88% due 03/01/31[1,5]	825,000	708,312
PHM Group Holding Oy
4.75% due 06/18/26[5]	EUR 3,900,000	3,923,189
Hampton Roads PPV LLC
6.62% due 06/15/53†††,5	4,590,000	3,780,263
GLP Capital Limited Partnership / GLP Financing II, Inc.
3.25% due 01/15/32[1]	3,250,000	2,696,161
5.30% due 01/15/29	1,050,000	1,018,716
Credit Suisse AG NY
7.95% due 01/09/25[1]	3,600,000	3,664,325
NatWest Group plc
7.47% due 11/10/26[1]	3,500,000	3,595,935
Sherwood Financing plc
6.00% due 11/15/26[5]	GBP 2,000,000	2,254,422
4.50% due 11/15/26[5]	EUR 1,000,000	999,968
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[1,5]	3,500,000	3,220,664
Host Hotels & Resorts, LP
3.50% due 09/15/30[1]	3,610,000	3,183,359
Standard Chartered plc
7.78% due 11/16/25[1,5]	3,100,000	3,138,524
Toronto-Dominion Bank
8.13% due 10/31/82[1]	2,850,000	2,966,163
Ares Finance Company IV LLC
3.65% due 02/01/52[1,5]	4,100,000	2,834,300
Americo Life, Inc.
3.45% due 04/15/31[1,5]	3,511,000	2,722,975
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49[9]	2,800,000	2,603,593
Corebridge Financial, Inc.
6.88% due 12/15/52[1]	2,400,000	2,396,111
HUB International Ltd.
5.63% due 12/01/29[5]	2,500,000	2,320,353
Bank of Nova Scotia
8.63% due 10/27/82[1]	2,150,000	2,211,948
Kane Bidco Ltd.
5.00% due 02/15/27	EUR 2,050,000	2,162,052
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[5]	2,180,000	2,117,634
Lincoln National Corp.
4.38% due 06/15/50	2,560,000	1,973,901
First American Financial Corp.
4.00% due 05/15/30	1,740,000	1,545,574

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 44.8% (continued)
Financial - 11.9% (continued)
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[1,5]	725,000	$ 669,150
7.00% due 01/15/31[5]	425,000	423,338
6.75% due 04/15/28[5]	350,000	347,665
Allianz SE
3.50% [5,8]	1,400,000	1,268,683
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[5]	1,730,000	1,196,968
Weyerhaeuser Co.
6.88% due 12/15/33	1,100,000	1,183,504
Ryan Specialty LLC
4.38% due 02/01/30[5]	1,100,000	1,021,669
USI, Inc.
7.50% due 01/15/32[5]	970,000	966,363
QBE Insurance Group Ltd.
5.88% [1,5,8]	950,000	935,446
Reinsurance Group of America, Inc.
3.15% due 06/15/30	1,000,000	882,373
Pershing Square Holdings Ltd.
3.25% due 10/01/31[5]	1,100,000	881,320
PennyMac Financial Services, Inc.
7.88% due 12/15/29[5]	850,000	870,068
PartnerRe Finance B LLC
4.50% due 10/01/50	950,000	846,982
Galaxy Bidco Ltd.
8.91% (3 Month EURIBOR + 5.00%, Rate Floor: 5.00%) due 07/31/26◊	EUR 750,000	814,865
Prudential Financial, Inc.
5.13% due 03/01/52	700,000	654,386
Fort Moore Family Communities LLC
6.09% due 01/15/51[5]	685,505	592,979
Pacific Beacon LLC
5.63% due 07/15/51[5]	659,758	590,807
Macquarie Bank Ltd.
3.62% due 06/03/30[5]	640,000	561,354
Assurant, Inc.
7.00% due 03/27/48	400,000	405,150
Fort Gordon Housing LLC
6.32% due 05/15/51[5]	200,000	189,416
Atlas Mara Ltd.
due 12/31/21†††,9,10	198,586	25,240
Total Financial		196,433,234
Consumer, Non-cyclical - 6.8%
Medline Borrower, LP
5.25% due 10/01/29[1,5]	5,200,000	4,809,927
3.88% due 04/01/29[5]	2,000,000	1,793,266
BCP V Modular Services Finance II plc
6.13% due 10/30/28[5]	GBP 4,250,000	4,976,172
4.75% due 10/30/28[5]	EUR 1,550,000	1,579,324
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[1,5]	6,945,000	6,528,300
CPI CG, Inc.
8.63% due 03/15/26[1,5]	5,425,000	5,323,769
Williams Scotsman, Inc.
4.63% due 08/15/28[5]	3,675,000	3,450,898
6.13% due 06/15/25[5]	1,683,000	1,679,819
Sotheby's
7.38% due 10/15/27[1,5]	4,899,000	4,705,609
Bausch Health Companies, Inc.
4.88% due 06/01/28[5]	8,025,000	4,572,075
US Foods, Inc.
4.63% due 06/01/30[1,5]	2,500,000	2,290,789
4.75% due 02/15/29[5]	2,250,000	2,112,232
Champions Financing, Inc.
8.75% due 02/15/29[5]	4,020,000	4,106,309
Altria Group, Inc.
3.70% due 02/04/51[1]	6,000,000	4,085,094
Reynolds American, Inc.
5.70% due 08/15/35[1]	4,150,000	3,964,065
Post Holdings, Inc.
4.50% due 09/15/31[1,5]	3,925,000	3,494,430

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 44.8% (continued)
Consumer, Non-cyclical - 6.8% (continued)
Upbound Group, Inc.
6.38% due 02/15/29[1,5]	3,625,000	$ 3,469,560
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
4.38% due 02/02/52[1]	4,800,000	3,453,252
AZ Battery Property LLC
6.73% due 02/20/46	3,000,000	3,018,596
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[5]	3,000,000	2,982,134
Acadia Healthcare Company, Inc.
5.00% due 04/15/29[1,5]	2,400,000	2,268,000
5.50% due 07/01/28[5]	550,000	531,680
DaVita, Inc.
4.63% due 06/01/30[5]	1,900,000	1,671,329
3.75% due 02/15/31[5]	1,200,000	984,693
Neogen Food Safety Corp.
8.63% due 07/20/30[5]	2,450,000	2,597,254
Avantor Funding, Inc.
4.63% due 07/15/28[1,5]	1,700,000	1,604,602
3.88% due 11/01/29[5]	925,000	829,079
Castor S.p.A.
9.18% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,5	EUR 2,300,000	2,405,039
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[5]	2,700,000	2,370,816
Par Pharmaceutical, Inc.
due 04/01/27[5,10]	3,345,000	2,120,992
Option Care Health, Inc.
4.38% due 10/31/29[5]	2,275,000	2,077,530
ADT Security Corp.
4.13% due 08/01/29[5]	1,050,000	948,937
4.88% due 07/15/32[5]	1,000,000	900,000
Spectrum Brands, Inc.
5.50% due 07/15/30[5]	1,700,000	1,663,431
Gartner, Inc.
4.50% due 07/01/28[1,5]	1,700,000	1,609,193
APi Group DE, Inc.
4.75% due 10/15/29[5]	1,225,000	1,136,188
4.13% due 07/15/29[5]	400,000	360,000
Nathan's Famous, Inc.
6.63% due 11/01/25[5]	1,462,000	1,454,690
Royalty Pharma plc
3.55% due 09/02/50[1]	2,100,000	1,429,501
HealthEquity, Inc.
4.50% due 10/01/29[1,5]	1,550,000	1,424,625
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[1,5]	1,038,000	1,001,670
5.00% due 12/31/26[5]	250,000	240,313
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
due 04/01/29[5,10]	1,900,000	1,196,031
Grifols S.A.
4.75% due 10/15/28[5]	1,350,000	1,124,280
TreeHouse Foods, Inc.
4.00% due 09/01/28	1,150,000	1,014,875
Central Garden & Pet Co.
4.13% due 10/15/30[1]	625,000	555,230
4.13% due 04/30/31[5]	400,000	349,986
AMN Healthcare, Inc.
4.63% due 10/01/27[5]	725,000	682,189
Carriage Services, Inc.
4.25% due 05/15/29[5]	775,000	673,951
Valvoline, Inc.
3.63% due 06/15/31[5]	760,000	642,206
Catalent Pharma Solutions, Inc.
3.50% due 04/01/30[1,5]	625,000	601,988
Performance Food Group, Inc.
6.88% due 05/01/25[5]	450,000	451,161

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 44.8% (continued)
Consumer, Non-cyclical - 6.8% (continued)
WW International, Inc.
4.50% due 04/15/29[1,5]	950,000	$439,983
Prestige Brands, Inc.
3.75% due 04/01/31[5]	300,000	259,173
Darling Ingredients, Inc.
6.00% due 06/15/30[5]	250,000	246,361
Tenet Healthcare Corp.
4.88% due 01/01/26	200,000	199,793
Nidda Healthcare Holding
7.50% due 08/21/26	EUR 175,000	195,353
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
5.88% due 02/15/28[5]	100,000	98,551
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
due 07/31/27[5,10]	181,000	10,860
Total Consumer, Non-cyclical		112,767,153
Consumer, Cyclical - 6.5%
Delta Air Lines, Inc.
7.00% due 05/01/25[1,5]	10,535,000	10,707,687
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27[1]	3,210,000	3,161,850
5.00% due 06/01/31[5]	1,800,000	1,617,014
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[1,5]	4,445,000	4,427,442
Penn Entertainment, Inc.
4.13% due 07/01/29[1,5]	4,925,000	4,137,000
Crocs, Inc.
4.25% due 03/15/29[5]	3,188,000	2,861,265
4.13% due 08/15/31[5]	1,400,000	1,191,118
Wabash National Corp.
4.50% due 10/15/28[5]	4,350,000	3,980,250
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[1,5]	3,950,000	3,861,169
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[1,5]	4,075,000	3,845,781
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[5]	3,750,000	3,843,750
Station Casinos LLC
4.63% due 12/01/31[1,5]	4,200,000	3,734,136
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[5]	4,100,000	3,720,586
Wolverine World Wide, Inc.
4.00% due 08/15/29[5]	4,450,000	3,565,563
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[5]	3,240,000	3,418,556
Live Nation Entertainment, Inc.
6.50% due 05/15/27[1,5]	3,350,000	3,378,833
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[1,5]	3,363,608	3,296,012
Air Canada
4.63% due 08/15/29[5]	CAD 2,900,000	2,009,154
3.88% due 08/15/26[1,5]	825,000	781,320
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50[1]	3,800,000	2,768,584
Clarios Global, LP / Clarios US Finance Co.
8.50% due 05/15/27[1,5]	2,650,000	2,663,732
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[5]	2,725,000	2,554,156

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 44.8% (continued)
Consumer, Cyclical - 6.5% (continued)
Scotts Miracle-Gro Co.
4.00% due 04/01/31	2,150,000	$ 1,823,673
4.38% due 02/01/32	700,000	585,351
United Airlines, Inc.
4.63% due 04/15/29[1,5]	2,575,000	2,375,192
JB Poindexter & Company, Inc.
8.75% due 12/15/31[5]	2,270,000	2,325,485
Ontario Gaming GTA, LP
8.00% due 08/01/30[5]	2,150,000	2,192,806
Ritchie Bros Holdings, Inc.
7.75% due 03/15/31[5]	1,750,000	1,839,687
Yum! Brands, Inc.
4.63% due 01/31/32[1]	1,987,000	1,824,086
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[5]	2,000,000	1,810,000
Hanesbrands, Inc.
9.00% due 02/15/31[1,5]	1,500,000	1,503,323
4.88% due 05/15/26[5]	225,000	217,130
HP Communities LLC
6.82% due 09/15/53[5]	918,478	908,472
6.16% due 09/15/53[5]	1,000,000	810,264
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[1,5]	1,625,000	1,510,849
1011778 BC ULC / New Red Finance, Inc.
3.88% due 01/15/28[1,5]	850,000	792,863
4.00% due 10/15/30[5]	725,000	636,843
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32[1,5]	1,350,000	1,153,251
Boyne USA, Inc.
4.75% due 05/15/29[5]	1,250,000	1,149,218
Deuce FinCo plc
5.50% due 06/15/27	GBP 900,000	1,065,139
Tempur Sealy International, Inc.
3.88% due 10/15/31[5]	700,000	582,223
4.00% due 04/15/29[5]	500,000	448,172
Vail Resorts, Inc.
6.25% due 05/15/25[5]	1,000,000	1,003,610
Clarios Global, LP
6.75% due 05/15/25[5]	990,000	989,318
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[5]	969,000	971,251
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[5]	975,000	965,280
Allison Transmission, Inc.
3.75% due 01/30/31[1,5]	1,100,000	950,494
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[5]	850,000	796,875
United Airlines Class AA Pass Through Trust
3.45% due 12/01/27	405,994	379,686
Superior Plus, LP
4.25% due 05/18/28[5]	CAD 350,000	240,064
Aramark Services, Inc.
5.00% due 02/01/28[5]	110,000	105,416
Exide Technologies
due 10/31/24†††,10	2,353,687	2
Total Consumer, Cyclical		107,480,981
Communications - 5.3%
Altice France S.A.
5.50% due 10/15/29[1,5]	8,175,000	6,189,858
5.13% due 07/15/29[1,5]	3,025,000	2,284,313
8.13% due 02/01/27[5]	1,300,000	1,194,602
McGraw-Hill Education, Inc.
8.00% due 08/01/29[1,5]	6,300,000	5,748,750
5.75% due 08/01/28[1,5]	3,525,000	3,274,779

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 44.8% (continued)
Communications - 5.3% (continued)
Cogent Communications Group, Inc.
7.00% due 06/15/27[1,5]	7,500,000	$ 7,489,650
VZ Secured Financing BV
5.00% due 01/15/32[1,5]	6,850,000	5,846,932
British Telecommunications plc
4.88% due 11/23/81[5]	5,550,000	4,882,636
4.25% due 11/23/81[5]	950,000	889,147
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[5]	5,725,000	5,141,909
Paramount Global
4.95% due 05/19/50[1]	6,390,000	4,546,491
Sunrise FinCo I BV
4.88% due 07/15/31[1,5]	4,550,000	4,026,750
CSC Holdings LLC
11.25% due 05/15/28[5]	2,750,000	2,837,368
4.63% due 12/01/30[1,5]	1,913,000	1,063,886
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[1,5]	4,700,000	3,701,075
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[1,5]	2,114,000	1,997,730
5.13% due 07/15/29[1,5]	1,900,000	1,596,608
Corning, Inc.
4.38% due 11/15/57[1]	4,100,000	3,375,185
Vodafone Group plc
5.13% due 06/04/81	4,100,000	3,037,172
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[1,5]	1,225,000	942,328
4.25% due 02/01/31[5]	850,000	683,687
4.25% due 01/15/34[5]	750,000	560,743
4.50% due 05/01/32	325,000	256,752
AMC Networks, Inc.
4.25% due 02/15/29[1]	3,450,000	2,232,840
Ciena Corp.
4.00% due 01/31/30[1,5]	2,150,000	1,924,250
Sirius XM Radio, Inc.
3.88% due 09/01/31[5]	2,300,000	1,901,125
Rogers Communications, Inc.
4.55% due 03/15/52[1]	2,200,000	1,815,561
Vmed O2 UK Financing I plc
4.25% due 01/31/31[1,5]	1,225,000	1,038,865
4.75% due 07/15/31[5]	650,000	562,071
TripAdvisor, Inc.
7.00% due 07/15/25[1,5]	1,575,000	1,576,874
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	2,000,000	1,257,397
Virgin Media Secured Finance plc
4.50% due 08/15/30[1,5]	1,200,000	1,048,812
Zayo Group Holdings, Inc.
4.00% due 03/01/27[5]	1,050,000	874,125
Match Group Holdings II LLC
3.63% due 10/01/31[1,5]	875,000	737,187
Ziggo BV
4.88% due 01/15/30[5]	725,000	645,838
Ziggo Bond Company BV
5.13% due 02/28/30[5]	500,000	427,812
Total Communications		87,611,108
Industrial - 4.8%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[5]	7,717,000	7,813,462
5.25% due 07/15/28[1,5]	2,025,000	1,929,607
Standard Industries, Inc.
4.38% due 07/15/30[1,5]	7,050,000	6,285,677
3.38% due 01/15/31[5]	1,100,000	911,457
IP Lending X Ltd.
7.75% due 07/02/29†††,5	4,190,000	4,199,715

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 44.8% (continued)
Industrial - 4.8% (continued)
Calderys Financing LLC
11.25% due 06/01/28[5]	3,737,000	$4,000,844
Builders FirstSource, Inc.
6.38% due 06/15/32[5]	2,500,000	2,499,605
4.25% due 02/01/32[5]	1,675,000	1,471,697
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[1,5]	4,500,000	3,931,065
Victoria plc
3.63% due 08/05/26	EUR 4,004,000	3,630,654
Enviri Corp.
5.75% due 07/31/27[1,5]	3,624,000	3,386,408
Waste Pro USA, Inc.
5.50% due 02/15/26[5]	3,370,000	3,302,600
Mauser Packaging Solutions Holding Co.
7.88% due 08/15/26[5]	1,875,000	1,899,969
9.25% due 04/15/27[5]	1,000,000	972,433
Howmet Aerospace, Inc.
3.00% due 01/15/29[1]	1,175,000	1,053,828
5.95% due 02/01/37	875,000	888,477
6.88% due 05/01/25	800,000	808,382
Artera Services LLC
8.50% due 02/15/31[5]	2,400,000	2,451,728
Clearwater Paper Corp.
4.75% due 08/15/28[5]	2,547,000	2,355,975
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28	EUR 1,800,000	2,111,838
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[1,5]	2,600,000	2,064,400
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[5]	1,900,000	1,990,250
GrafTech Finance, Inc.
4.63% due 12/15/28[1,5]	2,860,000	1,879,917
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[1,5]	2,300,000	1,867,971
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[1,5]	1,775,000	1,718,235
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	1,625,000	1,603,456
Deuce FinCo plc
5.50% due 06/15/27[5]	GBP 1,200,000	1,420,185
8.68% (3 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 06/15/27◊	EUR 100,000	109,155
TK Elevator US Newco, Inc.
5.25% due 07/15/27[5]	1,550,000	1,488,847
Cellnex Finance Company S.A.
3.88% due 07/07/41[5]	1,750,000	1,361,815
Level 3 Financing, Inc.
3.63% due 01/15/29	1,500,000	877,500
3.75% due 07/15/29	600,000	351,000
Worldpay US, Inc.
8.50% due 01/15/31	GBP 750,000	1,017,800
Amsted Industries, Inc.
4.63% due 05/15/30[5]	950,000	864,950
TVL Finance plc
9.43% (3 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 04/28/28◊	EUR 780,000	855,091
Ball Corp.
3.13% due 09/15/31[1]	875,000	737,150
Masonite International Corp.
3.50% due 02/15/30[5]	700,000	617,825
GATX Corp.
4.00% due 06/30/30	560,000	518,680
PGT Innovations, Inc.
4.38% due 10/01/29[5]	400,000	402,686
TopBuild Corp.
4.13% due 02/15/32[5]	400,000	350,332
Arcosa, Inc.
4.38% due 04/15/29[5]	350,000	323,049
EnerSys
4.38% due 12/15/27[5]	325,000	305,906
Hillenbrand, Inc.
3.75% due 03/01/31[1]	250,000	213,125

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 44.8% (continued)
Industrial - 4.8% (continued)
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[5]	125,000	$ 114,055
Enpro, Inc.
5.75% due 10/15/26	115,000	113,235
Vertical Midco GmbH
4.38% due 07/15/27	EUR 100,000	104,324
Level 3 Financing, Inc.
11.00% due 11/15/29†††	312,448	–
Total Industrial		79,176,360
Energy - 4.2%
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27[1]	4,800,000	4,801,536
6.88% due 01/15/29	2,980,000	2,937,118
ITT Holdings LLC
6.50% due 08/01/29[1,5]	8,050,000	7,145,011
Occidental Petroleum Corp.
6.20% due 03/15/40	2,100,000	2,132,885
7.00% due 11/15/27	2,000,000	2,046,100
4.30% due 08/15/39	2,100,000	1,693,104
4.63% due 06/15/45	750,000	605,393
BP Capital Markets plc
4.88% [1,8]	6,750,000	6,370,306
Venture Global LNG, Inc.
9.88% due 02/01/32[1,5]	6,000,000	6,317,286
NuStar Logistics, LP
6.38% due 10/01/30[1]	5,625,000	5,640,919
5.63% due 04/28/27	200,000	197,942
6.00% due 06/01/26	125,000	123,569
CVR Energy, Inc.
8.50% due 01/15/29[5]	3,500,000	3,521,875
5.75% due 02/15/28[5]	2,100,000	1,949,241
Energy Transfer, LP
7.38% due 02/01/31[1,5]	3,800,000	3,976,130
4.25% due 04/01/24	1,000,000	998,890
Buckeye Partners, LP
5.85% due 11/15/43	3,750,000	3,089,437
4.35% due 10/15/24	750,000	739,192
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	4,025,000	3,715,228
Parkland Corp.
4.63% due 05/01/30[5]	2,700,000	2,466,342
4.50% due 10/01/29[5]	1,300,000	1,187,875
EnLink Midstream LLC
6.50% due 09/01/30[1,5]	2,600,000	2,665,172
Hess Corp.
5.60% due 02/15/41	1,550,000	1,560,809
6.00% due 01/15/40	1,000,000	1,049,676
Southwestern Energy Co.
5.38% due 02/01/29[1]	1,400,000	1,352,970
Venture Global Calcasieu Pass LLC
4.13% due 08/15/31[5]	775,000	680,186
Viper Energy, Inc.
7.38% due 11/01/31[5]	300,000	308,898
5.38% due 11/01/27[5]	200,000	194,019
DT Midstream, Inc.
4.13% due 06/15/29[1,5]	425,000	388,342
FLNG Liquefaction 2 LLC
4.13% due 03/31/38[5]	232,128	201,388
Basic Energy Services, Inc.
due 10/15/23[10]	1,030,000	5,150
Total Energy		70,061,989
Basic Materials - 2.5%
Carpenter Technology Corp.
6.38% due 07/15/28[1]	5,225,000	5,202,271
7.63% due 03/15/30	2,500,000	2,581,975
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[1,5]	6,075,000	5,886,127
Kaiser Aluminum Corp.
4.50% due 06/01/31[5]	4,860,000	4,152,654
4.63% due 03/01/28[5]	1,000,000	922,036
Alcoa Nederland Holding BV
5.50% due 12/15/27[1,5]	3,625,000	3,562,569
6.13% due 05/15/28[1,5]	1,475,000	1,475,270
SK Invictus Intermediate II SARL
5.00% due 10/30/29[1,5]	5,250,000	4,457,232
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[1,5]	3,060,000	2,851,716

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 44.8% (continued)
Basic Materials - 2.5% (continued)
WR Grace Holdings LLC
4.88% due 06/15/27[5]	2,325,000	$ 2,208,707
7.38% due 03/01/31[5]	500,000	506,970
Compass Minerals International, Inc.
6.75% due 12/01/27[1,5]	2,550,000	2,487,499
Arsenal AIC Parent LLC
8.00% due 10/01/30[1,5]	1,550,000	1,623,625
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[5]	1,625,000	1,599,115
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	1,350,000	1,280,813
HB Fuller Co.
4.25% due 10/15/28	1,150,000	1,065,113
Mirabela Nickel Ltd.
due 06/24/19†††,9,10	2,667,995	13,340
Total Basic Materials		41,877,032
Technology - 2.2%
AthenaHealth Group, Inc.
6.50% due 02/15/30[5]	7,900,000	7,072,686
Cloud Software Group, Inc.
6.50% due 03/31/29[1,5]	5,630,000	5,242,983
Capstone Borrower, Inc.
8.00% due 06/15/30[1,5]	3,800,000	3,927,490
NCR Voyix Corp.
5.25% due 10/01/30[1,5]	3,150,000	2,845,427
5.13% due 04/15/29[5]	900,000	834,458
Broadcom, Inc.
3.19% due 11/15/36[1,5]	4,400,000	3,449,415
Central Parent Incorporated / CDK Global, Inc.
7.25% due 06/15/29[1,5]	3,400,000	3,422,525
TeamSystem S.p.A.
3.50% due 02/15/28	EUR 1,700,000	1,745,946
Twilio, Inc.
3.88% due 03/15/31[1]	2,000,000	1,740,127
Playtika Holding Corp.
4.25% due 03/15/29[1,5]	2,025,000	1,727,811
Dun & Bradstreet Corp.
5.00% due 12/15/29[5]	1,800,000	1,656,000
Oracle Corp.
3.95% due 03/25/51[1]	2,100,000	1,566,500
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.00% due 06/15/29[5]	350,000	358,729
Booz Allen Hamilton, Inc.
4.00% due 07/01/29[5]	325,000	300,020
Total Technology		35,890,117
Utilities - 0.6%
Terraform Global Operating, LP
6.13% due 03/01/26[1,5]	5,255,000	5,176,964
Alexander Funding Trust II
7.47% due 07/31/28[1,5]	1,950,000	2,040,906
Clearway Energy Operating LLC
3.75% due 02/15/31[1,5]	1,663,000	1,402,350
3.75% due 01/15/32[5]	525,000	439,142
Total Utilities		9,059,362
Total Corporate Bonds
(Cost $810,205,813)		740,357,336
SENIOR FLOATING RATE INTERESTS††,◊ - 35.9%
Consumer, Cyclical - 8.0%
First Brands Group LLC
10.57% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	7,867,736	7,877,155
Pacific Bells LLC
10.11% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28	7,889,207	7,822,149
FR Refuel LLC
10.19% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 11/08/28	7,830,667	7,654,477

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.9% (continued)
Consumer, Cyclical - 8.0% (continued)
MB2 Dental Solutions, LLC
11.32% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 01/29/31	5,739,964	$ 5,728,278
Alexander Mann
11.40% (1 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	5,358,570	5,204,511
BRE/Everbright M6 Borrower LLC
10.42% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 09/09/26	5,181,821	5,164,566
Shaw Development LLC
11.16% (6 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/30/29†††	4,468,085	4,383,697
Secretariat Advisors LLC
10.36% (3 Month Term SOFR + 5.01%, Rate Floor: 5.76%) due 12/29/28†††	4,318,000	4,274,820
Accuride Corp.
12.20% (1 Month Term SOFR + 5.25%, Rate Floor: 6.25%) (in-kind rate was 1.62%) due 05/18/26[11]	5,353,929	4,176,064
ImageFIRST Holdings LLC
9.57% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 04/27/28	3,069,352	3,061,679
10.47% (6 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 04/27/28	1,073,111	1,070,428
Albion Financing 3 SARL
9.21% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 08/17/26	EUR 3,700,000	3,994,249
Truck Hero, Inc.
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/28	3,890,000	3,816,596
Zephyr Bidco Ltd.
11.19% (3 Month GBP SONIA + 6.00%, Rate Floor: 6.00%) due 07/31/28	GBP 3,000,000	3,772,960
Alterra Mountain Co.
due 05/31/30	2,650,000	2,650,000
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/17/28	579,801	579,801
The Facilities Group
11.19% (3 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	3,293,083	3,229,284
NFM & J LLC
11.16% (3 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	3,239,773	3,177,007
WIRB - Copernicus Group, Inc.
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 01/08/27	3,144,831	3,142,252
Breitling Financing SARL
7.79% (6 Month EURIBOR + 3.90%, Rate Floor: 3.90%) due 10/25/28	EUR 2,800,000	2,944,934
Thevelia US LLC
7.68% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/01/29	EUR 2,100,000	2,269,794
9.07% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/01/29	650,000	650,539
PetSmart LLC
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/11/28	2,778,750	2,766,023
Arcis Golf LLC
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/24/28	2,684,125	2,687,480

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.9% (continued)
Consumer, Cyclical - 8.0% (continued)
BGIS (BIFM CA Buyer, Inc.)
8.95% (1 Month Term SOFR + 3.61%, Rate Floor: 3.61%) due 06/01/26	2,635,896	$2,631,495
Caesars Entertainment, Inc.
8.04% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 01/24/31	2,000,000	1,995,840
8.66% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 02/06/30	545,875	545,951
TTF Holdings Intermediate LLC
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 03/31/28	2,262,299	2,259,471
BCP V Modular Services Holdings IV Ltd.
8.35% (3 Month EURIBOR + 4.43%, Rate Floor: 4.43%) due 12/15/28	EUR 2,000,000	2,122,789
BCPE Empire Holdings, Inc.
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/11/28	2,075,000	2,073,962
OEConnection LLC
9.43% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 09/25/26	1,982,272	1,977,812
PAI Holdco, Inc.
9.32% (3 Month Term SOFR + 4.01%, Rate Floor: 4.76%) due 10/28/27	2,065,059	1,955,611
CNT Holdings I Corp.
8.82% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 11/08/27	1,799,125	1,797,002
Sweetwater Sound
9.69% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 08/07/28	1,800,000	1,791,000
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 04/03/25	2,440,512	1,769,371
Packers Holdings LLC
8.67% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28	2,701,144	1,737,186
Orion Group
11.86% ((1 Month Term SOFR + 6.25%) and (3 Month Term SOFR + 6.25%), Rate Floor: 7.25%) due 03/19/27†††	1,619,604	1,579,437
11.52% ((3 Month Term SOFR + 6.00%) and (Commercial Prime Lending Rate + 5.00%), Rate Floor: 7.00%) due 03/19/27†††	81,326	74,489
Ontario Gaming GTA LP
9.60% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/01/30	1,500,000	1,497,990
BIFM CA Buyer Inc.
9.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 05/31/28	1,475,000	1,472,537
Holding SOCOTEC
9.57% (3 Month SOFR + 4.00%, Rate Floor: 4.75%) due 06/30/28	1,323,000	1,312,522
Fertitta Entertainment LLC
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 01/29/29	1,179,741	1,180,189

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.9% (continued)
Consumer, Cyclical - 8.0% (continued)
Galls LLC
12.22% (3 Month Term SOFR + 6.75%, Rate Floor: 7.75%) due 01/31/25†††	926,905	$919,953
12.21% (3 Month Term SOFR + 6.90%, Rate Floor: 7.90%) due 01/31/25†††	124,522	123,588
12.15% ((1 Month Term SOFR + 6.75%) and (3 Month Term SOFR + 6.75%), Rate Floor: 7.75%) due 01/31/25†††	92,106	91,416
SHO Holding I Corp.
10.82% (3 Month Term SOFR + 5.51%, Rate Floor: 6.51%) due 04/29/24	1,910,162	1,101,533
10.87% (3 Month Term SOFR + 5.49%, Rate Floor: 6.49%) due 04/29/24	32,514	18,750
Congruex Group LLC
11.21% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 05/03/29	1,182,000	1,116,990
Parts Holding Europe
7.64% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 01/22/31	EUR 1,000,000	1,078,389
PT Intermediate Holdings III LLC
11.47% (3 Month Term SOFR + 5.98%, Rate Floor: 6.73%) due 11/01/28†††	979,210	974,314
CD&R Firefly Bidco Ltd.
9.54% (3 Month GBP SONIA + 4.25%, Rate Floor: 4.25%) due 06/23/25†††	GBP 703,016	885,260
Elvis UK HoldCo Ltd.
8.58% (3 Month EURIBOR + 4.68%, Rate Floor: 4.68%) due 10/19/28	EUR 800,000	862,166
Checkers Holdings, Inc.
20.72% (6 Month Term SOFR + 9.43%, Rate Floor: 9.43%) (in-kind rate was 6.00%) due 06/16/28†††,11	660,172	660,172
16.72% (6 Month Term SOFR + 7.43%, Rate Floor: 7.43%) (in-kind rate was 4.00%) due 06/16/27†††,11	93,651	93,651
CCRR Parent, Inc.
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/06/28	745,532	664,456
Outcomes Group Holdings, Inc.
12.93% (1 Month Term SOFR + 7.50%, Rate Floor: 8.00%) due 10/26/26†††	450,000	423,000
Sotheby's
10.08% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 01/15/27	357,021	353,540
Mavis Tire Express Services TopCo Corp.
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 05/04/28	316,875	316,827
SHO Holding I Corp.
10.38% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 04/27/24†††	484,000	301,694
10.83% (3 Month Term SOFR + 5.49%, Rate Floor: 6.49%) due 04/29/24†††	323	201
EG Finco Ltd.
11.24% (12 Month SOFR + 5.50%, Rate Floor: 5.50%) due 02/07/28	169,290	166,115

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.9% (continued)
Consumer, Cyclical - 8.0% (continued)
Scientific Games Holdings, LP
8.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 04/04/29	123,438	$123,129
Total Consumer, Cyclical		132,148,541
Consumer, Non-cyclical - 7.6%
HAH Group Holding Co. LLC
10.43% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27	7,668,928	7,601,825
LaserAway Intermediate Holdings II LLC
11.33% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 10/14/27	7,557,327	7,494,374
Quirch Foods Holdings LLC
10.39% (3 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/27/27	6,830,490	6,819,835
Southern Veterinary Partners LLC
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/05/27	6,560,698	6,546,330
Women's Care Holdings, Inc.
9.91% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/17/28	6,654,375	5,761,557
Blue Ribbon LLC
11.63% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	5,968,835	5,166,027
PlayCore
9.84% (3 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 02/14/30	4,900,000	4,900,000
Florida Food Products LLC
10.44% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28	5,600,992	4,865,862
Kronos Acquisition Holdings, Inc.
9.36% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 12/22/26	2,889,208	2,889,208
11.49% (3 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 12/22/26	1,764,000	1,765,464
Gibson Brands, Inc.
10.58% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	4,826,500	4,518,811
National Mentor Holdings, Inc.
9.18% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 4.50%) due 03/02/28	4,279,813	3,985,575
9.20% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/02/28	150,000	139,687
Curriculum Associates LLC
10.17% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 01/09/27	4,200,000	4,116,000
Celeste Bidco B.V.
due 07/02/29	EUR 3,750,000	4,023,649
Mission Veterinary Partners
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 04/27/28	3,910,000	3,898,583
Inception Holdco SARL
9.68% (3 Month EURIBOR + 5.75%, Rate Floor: 5.75%) due 09/26/29†††	EUR 3,600,000	3,852,973

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.9% (continued)
Consumer, Non-cyclical - 7.6% (continued)
Heritage Grocers Group LLC
12.20% (3 Month Term SOFR + 6.75%, Rate Floor: 7.50%) due 08/01/29	3,820,980	$3,823,387
AI Aqua Merger Sub, Inc.
9.58% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 07/30/28	3,750,000	3,752,362
Balrog Acquisition, Inc.
9.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28	3,034,750	3,030,957
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 09/05/28	711,490	710,159
Cambrex Corp.
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 12/04/26	3,400,548	3,333,966
Dhanani Group, Inc.
11.42% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 06/10/27†††	2,918,182	2,889,000
Weber-Stephen Products LLC
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 10/29/27	3,019,200	2,730,233
Chefs' Warehouse, Inc.
10.18% (1 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 08/23/29	2,495,625	2,494,078
Lyons Magnus
12.06% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) (in-kind rate was 4.25%) due 05/10/27[11]	2,497,611	2,276,997
PetIQ LLC
10.17% (6 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/13/28	2,242,500	2,220,075
Confluent Health LLC
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/30/28†††	2,163,589	2,136,545
Nidda Healthcare Holding GmbH
7.45% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR 1,900,000	2,039,203
PlayPower, Inc.
10.98% (3 Month Term SOFR + 5.50%, Rate Floor: 6.50%) due 05/08/26	2,127,053	1,999,429
Resonetics LLC
9.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 04/28/28	1,466,250	1,464,681
Artisan Newco B.V.
8.15% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 02/12/29	EUR 1,100,000	1,185,717
Moran Foods LLC
12.70% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 06/30/26†††	1,775,748	1,182,795
Financiere N
8.89% (6 Month EURIBOR + 5.00%, Rate Floor: 5.00%) due 01/31/29	EUR 1,000,000	1,080,746
AI Monet (Luxembourg) Parentco SARL
due 02/07/31	EUR 1,000,000	1,079,059
Stars UK Bidco Ltd.
8.04% (6 Month EURIBOR + 4.15%, Rate Floor: 4.25%) due 08/09/29	EUR 1,000,000	1,078,713
Hearthside Group Holdings LLC
9.60% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 05/23/25	1,377,500	1,011,884
Summit Behavioral Healthcare, LLC
10.35% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 11/24/28	997,462	995,597

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.9% (continued)
Consumer, Non-cyclical - 7.6% (continued)
Financiere Mendel
9.56% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 11/08/30	925,000	$925,388
EyeCare Partners LLC
9.32% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/18/27	1,687,177	898,422
Endo Luxembourg Finance Company I SARL
14.50% (Commercial Prime Lending Rate + 6.00%, Rate Floor: 7.75%) due 03/27/28	1,283,750	837,005
Rainbow Finco SARL
9.55% (6 Month SOFR + 4.25%, Rate Floor: 5.00%) due 02/26/29†††	700,000	668,500
Snacking Investments US LLC (Arnott's)
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 12/18/26	458,792	458,218
TGP Holdings LLC
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	376,748	349,965
Triton Water Holdings, Inc.
8.86% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 03/31/28	222,716	218,587
Surgery Center Holdings, Inc.
8.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/04/30	125,000	125,139
Total Consumer, Non-cyclical		125,342,567
Industrial - 6.1%
Arcline FM Holdings LLC
10.36% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 06/23/28	7,135,750	7,138,462
Charter Next Generation Inc.
8.83% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 12/01/27	4,680,872	4,677,642
Fugue Finance LLC
due 02/13/31	2,200,000	2,198,174
8.20% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 01/31/28	EUR 2,000,000	2,160,692
NA Rail Hold Co. LLC
9.61% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/19/26	4,228,450	4,220,543
Pelican Products, Inc.
9.75% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	4,497,802	4,149,222
Foundation Building Materials Holding Company LLC
due 01/25/31	4,150,000	4,144,813
American Bath Group LLC
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/23/27	4,046,104	3,985,413
Merlin Buyer, Inc.
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28	3,930,000	3,912,001
Integrated Power Services Holdings, Inc.
9.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 11/22/28†††	3,923,375	3,896,861
CPM Holdings, Inc.
9.83% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 09/22/28	3,862,027	3,861,216
Michael Baker International LLC
10.44% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 12/01/28	3,830,457	3,840,033

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.9% (continued)
Industrial - 6.1% (continued)
Dispatch Terra Acquisition LLC
9.75% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	4,131,469	$3,834,541
Geo Parent Corp.
10.50% (6 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 12/19/28	3,800,000	3,771,500
ASP Dream Acquisiton Co. LLC
9.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/15/28	3,256,250	3,252,180
Aegion Corp.
9.58% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/17/28	3,014,102	3,006,566
StandardAero
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/24/28	2,760,801	2,766,157
Mileage Plus Holdings LLC
10.77% (3 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 06/21/27	2,625,000	2,701,072
STS Operating, Inc. (SunSource)
9.68% (1 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 12/11/24	2,356,332	2,355,601
AI Convoy Luxembourg SARL
7.61% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 01/18/27	EUR 2,200,000	2,353,524
Mauser Packaging Solutions Holding Co.
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/14/26	2,297,924	2,302,703
CapStone Acquisition Holdings, Inc.
10.18% (1 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 11/12/27†††	2,302,801	2,290,668
Atlantic Aviation
8.83% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 09/22/28	2,178,041	2,179,065
Weener Plastics Group BV
8.43% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 11/30/28	EUR 1,900,000	2,048,919
Artera Services LLC
9.81% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/06/31	1,750,000	1,754,375
Service Logic Acquisition, Inc.
9.57% ((1 Month Term SOFR + 4.00%) and (3 Month Term SOFR + 4.00%), Rate Floor: 4.75%) due 10/29/27	1,650,000	1,647,937
ILPEA Parent, Inc.
9.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 06/22/28†††	1,613,260	1,580,995
Anchor Packaging LLC
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 4.50%) due 07/20/26	1,582,012	1,579,054
DXP Enterprises, Inc.
10.29% (6 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/05/30	1,546,125	1,544,192
Inspired Finco Holdings Ltd.
8.11% (1 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 12/31/28	EUR 1,250,000	1,347,608
Protective Industrial Products, Inc.
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/29/27	1,337,182	1,323,810
Spring Education Group, Inc.
9.85% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 10/04/30	1,200,000	1,199,256

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.9% (continued)
Industrial - 6.1% (continued)
Merlin Buyer, Inc.
10.08% (1 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/14/28†††	1,097,236	$1,097,236
API Holdings III Corp.
12.35% (3 Month Term SOFR + 1.00%, Rate Floor: 2.00%) (in-kind rate was 6.00%) due 05/09/26†††,11	1,583,684	966,047
12.35% (3 Month Term SOFR + 1.00%, Rate Floor: 1.00%) (in-kind rate was 6.00%) due 03/25/27†††,11	119,264	116,027
Solis IV B.V.
7.95% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/26/29	EUR 1,000,000	1,065,135
TK Elevator Midco GmbH
6.61% (1 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/29/27†††	EUR 665,382	683,567
TK Elevator Midco GmbH
9.08% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/30/27	626,000	626,426
Valcour Packaging LLC
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/04/28	645,076	523,892
ProAmpac PG Borrower LLC
9.81% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/15/28	500,000	500,000
Bleriot US Bidco LLC
9.61% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/31/28	398,000	398,685
Patriot Container Corp. (Wastequip)
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/20/25	349,074	337,837
Sundyne (Star US Bidco)
9.68% (1 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 03/17/27	319,753	319,833
Osmose Utility Services, Inc.
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	296,212	294,115
Titan Acquisition Ltd. (Husky)
8.44% (1 Month Term SOFR + 3.00%, Rate Floor: 4.00%) due 03/28/25†††	285,846	282,631
Park River Holdings, Inc.
8.84% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/28/27	235,748	228,994
White Cap Supply Holdings LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/19/27	98,492	98,568
Air Canada
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 08/11/28	82,155	82,166
Total Industrial		100,645,954
Technology - 5.8%
Visma AS
7.18% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 12/03/25†††	EUR 7,250,000	7,798,649
Avalara, Inc.
12.60% (3 Month Term SOFR + 7.25%, Rate Floor: 8.00%) due 10/19/28†††	7,000,000	6,922,112
Polaris Newco LLC
8.98% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 3.50%) due 06/04/26†††	5,286,400	4,987,484
Finastra
12.71% (6 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29†††	4,900,000	4,859,313

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.9% (continued)
Technology - 5.8% (continued)
Concorde Lux
7.91% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/01/28	EUR 4,252,725	$4,583,196
Datix Bidco Ltd.
12.94% (6 Month GBP SONIA + 7.75%, Rate Floor: 8.44%) due 04/27/26†††	GBP 1,775,000	2,236,704
9.94% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	2,001,644	1,999,242
13.19% (6 Month Term SOFR + 7.75%, Rate Floor: 8.26%) due 04/27/26†††	300,111	299,571
Alteryx Inc.
due 05/14/24	4,150,000	4,150,000
Wrench Group LLC
9.61% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 04/30/26	4,145,379	4,145,379
Blackhawk Network Holdings, Inc.
due 02/23/29	4,190,000	4,137,625
24-7 Intouch, Inc.
10.18% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/25/25	4,085,648	3,971,577
Apttus Corp.
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 05/08/28	3,802,437	3,801,259
Park Place Technologies, LLC
10.43% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 11/10/27	3,770,479	3,765,766
Precise Midco BV
8.43% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 10/16/30	EUR 2,624,615	2,831,520
7.68% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 05/13/26	EUR 775,385	835,220
Xerox Corp.
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/19/29	3,550,000	3,551,491
Sitecore Holding III A/S
13.38% (6 Month Term SOFR + 7.75%, Rate Floor: 8.25%) due 03/12/29†††	1,965,959	1,947,434
11.83% (6 Month EURIBOR + 7.75%, Rate Floor: 7.75%) due 03/12/29†††	EUR 1,455,989	1,559,211
Central Parent LLC
9.35% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/06/29	3,206,250	3,212,406
Indicor, LLC
9.35% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/22/29	2,580,533	2,587,629
IRIS Software Group
9.22% (1 Month GBP SONIA + 4.00%, Rate Floor: 4.00%) due 09/08/25	GBP 2,000,000	2,518,462
iSolved, Inc.
9.48% (6 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/14/30	2,400,000	2,406,000
Project Ruby Ultimate Parent Corp.
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/10/28	2,236,750	2,221,182
Atlas CC Acquisition Corp.
9.85% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/25/28	2,489,205	2,218,503
RLDatix
13.19% (6 Month Term SOFR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	1,387,999	1,385,500
9.94% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	652,084	651,302

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.9% (continued)
Technology - 5.8% (continued)
Waystar Technologies Inc.
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/31/29	1,983,854	$1,983,855
Aston FinCo SARL
9.69% (1 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 10/09/26	1,636,250	1,441,356
9.96% (1 Month GBP SONIA + 4.77%, Rate Floor: 4.77%) due 10/09/26	GBP 390,040	450,529
Team.Blue Finco SARL
7.13% (3 Month EURIBOR + 3.20%, Rate Floor: 3.20%) due 03/30/28	EUR 1,750,000	1,846,014
Upland Software, Inc.
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 08/06/26	1,785,370	1,714,402
CoreLogic, Inc.
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	1,254,864	1,218,197
Boxer Parent Co., Inc.
due 12/06/28	500,000	501,365
SUSE
9.82% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/11/30	500,000	500,155
Epicor Software
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 07/30/27	483,750	484,809
Project Ruby Ultimate Parent Corp.
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/10/28†††	450,000	450,000
Polaris Newco LLC
9.57% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 06/02/28	335,776	328,181
Total Technology		96,502,600
Financial - 4.6%
Eisner Advisory Group
due 02/22/31	8,450,000	8,386,625
HighTower Holding LLC
9.59% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 04/21/28	8,017,704	8,007,682
Higginbotham Insurance Agency, Inc.
10.93% (1 Month Term SOFR + 5.50%, Rate Floor: 6.50%) due 11/24/28†††	7,262,361	7,197,090
AqGen Island Holdings, Inc.
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/02/28	4,200,000	4,169,550
Howden Group Holdings Ltd.
due 03/03/31	EUR 3,750,000	4,033,784
Asurion LLC
9.68% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/20/28	3,926,718	3,900,959
Duff & Phelps
9.10% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	2,005,000	1,979,376
7.93% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/09/27	EUR 1,740,979	1,866,857
Tegra118 Wealth Solutions, Inc.
9.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	3,750,000	3,561,337
Franchise Group, Inc.
10.36% (6 Month Term SOFR + 5.18%, Rate Floor: 5.93%) due 03/10/26	3,995,519	3,516,057
Teneo Holdings LLC
10.68% (1 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 07/11/25	3,355,923	3,351,728
Aretec Group, Inc.
9.93% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/09/30	3,191,980	3,202,769

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.9% (continued)
Financial - 4.6% (continued)
Claros Mortgage Trust, Inc.
9.92% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 08/10/26	3,448,805	$3,172,901
Osaic Holdings, Inc.
9.83% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/10/28	2,950,000	2,948,171
Alter Domus
8.82% (3 Month SOFR + 3.25%, Rate Floor: 4.00%) due 02/17/28	2,723,000	2,717,908
Ardonagh Midco 3 plc
due 02/16/31	2,518,072	2,480,301
Apex Group Treasury LLC
10.32% (3 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 07/27/28†††	2,029,500	2,026,963
Navacord Inc.
8.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/15/30	1,850,000	1,850,777
Cobham Ultra SeniorCo SARL
9.01% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/06/29	1,728,234	1,710,952
Nexus Buyer LLC
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/09/26	1,731,740	1,701,435
Sandy Bidco BV
8.13% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 08/17/29	EUR 1,100,000	1,183,243
Saphilux SARL
10.14% ((6 Month Term SOFR + 4.75%) and (6 Month SOFR + 4.75%), Rate Floor: 4.75%) due 07/18/28	1,150,000	1,150,725
Global Blue Acquisition B.V.
8.87% (1 Month EURIBOR + 5.00%, Rate Floor: 5.00%) due 11/13/30	EUR 1,000,000	1,083,114
Avison Young (Canada), Inc.
11.94% (1 Month Term SOFR + 6.50%, Rate Floor: 6.50%) due 01/31/26	2,305,623	849,230
Avison Young (Canada), Inc.
9.50% (1 Month Term SOFR + 7.50%, Rate Floor: 8.50%) due 11/24/27†††	373,134	–
Total Financial		76,049,534
Communications - 1.5%
FirstDigital Communications LLC
9.69% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/17/26†††	7,980,000	7,769,050
Syndigo LLC
9.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 12/15/27	4,473,500	4,451,132
Flight Bidco, Inc.
12.94% (1 Month Term SOFR + 7.50%, Rate Floor: 7.50%) due 07/23/26	3,715,000	3,640,700
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.50%) due 07/23/25	428,518	422,304
Simon & Schuster
9.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/30/30	2,500,000	2,507,825
Conterra Ultra Broadband Holdings, Inc.
10.18% (1 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 04/30/26	2,398,890	2,375,645
Xplornet Communications, Inc.
9.61% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/02/28	4,545,375	2,063,418

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.9% (continued)
Communications - 1.5% (continued)
McGraw Hill LLC
10.19% (1 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 07/28/28	975,000	$970,652
Cengage Learning Acquisitions, Inc.
10.33% (3 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 07/14/26	439,875	439,602
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
9.61% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/18/28	442,125	439,088
Total Communications		25,079,416
Basic Materials - 1.4%
Illuminate Buyer LLC
due 12/31/29	3,300,000	3,296,337
Barentz Midco BV
9.70% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 11/30/27†††	3,202,350	3,170,326
Pregis TopCo Corp.
due 07/31/26	3,150,000	3,149,433
Vector WP Holdco, Inc.
10.44% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/12/28	3,052,700	3,052,700
LTI Holdings, Inc.
10.19% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/24/26	2,950,235	2,902,294
Eden S.A.S.
8.55% (3 Month EURIBOR + 4.63%, Rate Floor: 4.63%) due 06/22/29	EUR 2,100,000	2,266,207
DCG Acquisition Corp.
9.93% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 09/30/26	1,918,836	1,908,436
Barentz Midco BV
due 11/30/27	EUR 1,000,000	1,078,108
Arsenal AIC Parent LLC
9.07% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 08/19/30	897,750	897,373
NIC Acquisition Corp.
9.36% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	1,043,229	858,056
Pregis TopCo LLC
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 07/31/26	654,925	653,943
Schur Flexibles GmbH
9.59% (6 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 09/28/27†††	EUR 312,500	195,946
Vantage Specialty Chemicals, Inc.
10.07% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 10/26/26	124,685	121,958
Total Basic Materials		23,551,117
Energy - 0.8%
BANGL LLC
9.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	7,581,000	7,609,429
Par Petroleum LLC
9.69% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 02/28/30	3,870,750	3,868,350
Venture Global Calcasieu Pass LLC
8.05% (1 Month Term SOFR + 2.63%, Rate Floor: 3.63%) due 08/19/26	857,515	853,227

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.9% (continued)
Energy - 0.8% (continued)
Permian Production Partners LLC
13.44% (1 Month Term SOFR + 6.11%, Rate Floor: 7.11%) (in-kind rate was 2.00%) due 11/24/25[11]	376,749	$362,621
Total Energy		12,693,627
Utilities - 0.1%
Franklin Energy (KAMC Holdings, Inc.)
9.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/14/26	1,579,875	1,423,467
EIF Channelview Cogeneration LLC
9.75% (3 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 05/03/25	43,472	43,037
Total Utilities		1,466,504
Total Senior Floating Rate Interests
(Cost $607,019,270)		593,479,860
ASSET-BACKED SECURITIES†† - 18.1%
Collateralized Loan Obligations - 8.1%
Madison Park Funding LIII Ltd.
2022-53A E, 11.32% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 04/21/35◊,5	18,500,000	17,667,674
Palmer Square Loan Funding Ltd.
2022-1A D, 10.32% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/30◊,5	8,750,000	8,468,137
2021-3A D, 10.58% (3 Month Term SOFR + 5.26%, Rate Floor: 5.26%) due 07/20/29◊,5	7,000,000	6,864,789
2021-2A D, 10.58% (3 Month Term SOFR + 5.26%, Rate Floor: 5.26%) due 05/20/29◊,5	2,000,000	1,961,978
CIFC Funding Ltd.
2021-4RA DR, 12.58% (3 Month Term SOFR + 7.26%, Rate Floor: 7.00%) due 01/17/35◊,5	11,000,000	10,653,037
2022-3A E, 12.59% (3 Month Term SOFR + 7.27%, Rate Floor: 7.27%) due 04/21/35◊,5	2,000,000	1,972,340
Boyce Park CLO Ltd.
2022-1A E, 11.57% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/21/35◊,5	10,000,000	9,800,435
Fortress Credit Opportunities IX CLO Ltd.
2021-9A DR, 9.53% (3 Month Term SOFR + 4.21%, Rate Floor: 3.95%) due 10/15/33◊,5	8,000,000	7,305,005
Fontainbleau Vegas
10.97% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 01/31/26◊,†††	6,500,000	6,500,000
Cerberus Loan Funding XLIV LLC
2024-5A C, 9.30% (3 Month Term SOFR + 4.20%, Rate Floor: 4.20%) due 01/15/36◊,5	6,100,000	6,104,369
Cerberus Loan Funding XLII LLC
2023-3A C, 9.46% (3 Month Term SOFR + 4.15%, Rate Floor: 4.15%) due 09/13/35◊,5	5,750,000	5,749,324
Carlyle Global Market Strategies
2022-1A E, 12.66% (3 Month Term SOFR + 7.35%, Rate Floor: 7.35%) due 04/15/35◊,5	5,500,000	5,296,946
Cerberus Loan Funding XLV LLC
2024-1A D, due 04/15/36◊,5	5,000,000	5,000,000
Owl Rock CLO I LLC
2024-1A C, 9.59% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/20/36◊,5	4,600,000	4,601,562

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.1% (continued)
Collateralized Loan Obligations - 8.1% (continued)
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A E, 11.57% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/14/35◊,5	4,250,000	$4,173,079
ACRES Commercial Realty Ltd.
2021-FL2 C, 8.09% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 01/15/37◊,5	1,750,000	1,641,278
2021-FL2 D, 8.54% (1 Month Term SOFR + 3.21%, Rate Floor: 3.21%) due 01/15/37◊,5	1,750,000	1,615,597
Voya CLO Ltd.
2022-1A SUB, due 04/20/35[5,12]	3,650,000	2,878,025
2013-1A INC, due 10/15/30[5,12]	3,000,000	97,830
ABPCI Direct Lending Fund CLO II LLC
2021-1A DR, 10.08% (3 Month Term SOFR + 4.76%, Rate Floor: 4.50%) due 04/20/32◊,5	3,000,000	2,887,883
KREF Ltd.
2021-FL2 AS, 6.74% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,5	2,850,000	2,738,376
Owl Rock CLO XVI
2024-16A C, due 04/20/36◊,5	2,650,000	2,650,000
Cerberus Loan Funding XL LLC
2023-1A D, 11.71% (3 Month Term SOFR + 6.40%, Rate Floor: 6.40%) due 03/22/35◊,5	2,500,000	2,502,009
LCCM Trust
2021-FL2 C, 7.58% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 12/13/38◊,5	2,600,000	2,405,390
FS Rialto Issuer LLC
2022-FL6 C, 9.55% (1 Month Term SOFR + 4.23%, Rate Floor: 4.23%) due 08/17/37◊,5	2,250,000	2,242,899
Golub Capital Partners CLO 49M Ltd.
2021-49A D, 9.43% (3 Month Term SOFR + 4.11%, Rate Floor: 4.11%) due 08/26/33◊,5	2,250,000	2,071,640
Carlyle US CLO Ltd.
2022-4A DR, 11.91% (3 Month Term SOFR + 6.60%, Rate Floor: 6.60%) due 04/15/35◊,5	2,000,000	1,883,273
FS Rialto
2021-FL2 C, 7.49% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,5	1,400,000	1,328,044
Cerberus Loan Funding XXXIII, LP
2021-3A D, 9.58% (3 Month Term SOFR + 4.26%, Rate Floor: 4.00%) due 07/23/33◊,5	1,200,000	1,170,034
Dryden 50 Senior Loan Fund
2017-50A SUB, due 07/15/30[5,12]	3,555,000	906,880
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[5,12]	2,600,000	764,140
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[5,12]	1,153,846	439,069
Dryden Senior Loan Fund
2015-37X, due 01/15/31[12]	2,998,799	226,125
A10 Permanent Asset Financing LLC
2017-II C1, 6.24% (WAC) due 06/15/51◊,5	250,000	172,409
Dryden 41 Senior Loan Fund
2015-41A SUB, due 04/15/31[5,12]	1,850,000	135,507

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.1% (continued)
Collateralized Loan Obligations - 8.1% (continued)
Marathon CLO V Ltd.
2013-5A SUB, due 11/21/27[5,12]	3,566,667	$118,502
KVK CLO Ltd.
2013-1A SUB, due 01/14/28[1,5,12]	2,300,000	114,770
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[5,12]	2,923,125	86,144
Dryden 37 Senior Loan Fund
2015-37A SUB, due 01/15/31[5,12]	1,050,000	79,175
Atlas Senior Loan Fund IX Ltd.
2018-9A SUB, due 04/20/28[1,5,12]	2,600,000	53,586
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[5,12]	1,500,000	42,693
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[5,12]	814,751	2,746
West CLO Ltd.
2013-1A SUB, due 11/07/25[5,12]	1,350,000	135
Total Collateralized Loan Obligations		133,372,834
Transport-Aircraft - 3.8%
Sprite Ltd.
2021-1, 3.75% due 11/15/46[5]	11,410,891	10,600,370
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[5,13]	9,618,537	8,824,533
2019-1, 5.19% due 12/15/44[5,13]	1,444,220	1,191,020
AASET Trust
2021-2A, 2.80% due 01/15/47[5]	3,785,496	3,293,684
2020-1A, 3.35% due 01/16/40[5]	2,064,544	1,844,474
2019-2, 4.46% due 10/16/39[5]	3,524,131	1,638,980
2020-1A, 4.34% due 01/16/40[5]	1,111,510	622,579
2019-1, 3.84% due 05/15/39[5]	383,761	307,023
Project Silver
2019-1, 3.97% due 07/15/44[5]	7,769,476	6,692,005
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	6,780,400	5,831,614
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[5]	4,267,869	3,734,385
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[5]	3,721,243	3,251,568
Start Ltd.
2018-1, 4.09% due 05/15/43[5]	1,754,347	1,605,473
2018-1, 5.32% due 05/15/43[5]	1,292,028	1,117,746
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[5]	2,679,123	2,451,612
Castlelake Aircraft Securitization Trust
2019-1A, 3.97% due 04/15/39[5]	1,298,938	1,169,115
2018-1, 4.13% due 06/15/43[5]	1,203,475	1,097,173
Start II Ltd.
2019-1, 4.09% due 03/15/44[5]	1,940,939	1,795,446
WAVE LLC
2019-1, 3.60% due 09/15/44[5]	1,896,905	1,620,052
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[5]	1,404,424	1,306,237
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[5]	1,526,812	1,153,690
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[5]	729,859	667,822
2017-1, 6.30% due 02/15/42[5]	466,653	414,159
MAPS Ltd.
2019-1A, 4.46% due 03/15/44[5]	421,232	377,209
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[5]	294,337	268,691
Castlelake Aircraft Securitization Trust
2014-1, due 12/31/30†††	3,054,105	619
Total Transport-Aircraft		62,877,279
Financial - 2.4%
Lightning A
5.50% due 03/01/37†††	13,780,000	12,672,652
Thunderbird A
5.50% due 03/01/37†††	13,780,000	12,672,651

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.1% (continued)
Financial - 2.4% (continued)
Ceamer Finance LLC
6.92% due 11/15/37†††	3,866,541	$3,756,699
3.69% due 03/24/31†††	3,315,370	3,110,857
KKR Core Holding Company LLC
4.00% due 08/12/31†††	2,791,497	2,470,368
Lightning B
7.50% due 03/01/37†††	1,755,000	1,617,155
Thunderbird B
7.50% due 03/01/37†††	1,755,000	1,617,155
Nassau LLC
2019-1, 3.98% due 08/15/34[5]	1,016,227	969,208
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	752,365	719,954
Total Financial		39,606,699
Infrastructure - 1.5%
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[5]	11,000,000	10,205,859
2021-1, 4.46% due 11/20/51[5]	5,250,000	4,614,188
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[5]	8,000,000	6,884,124
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[5]	1,850,000	1,609,211
Aligned Data Centers Issuer LLC
2021-1A, 2.48% due 08/15/46[5]	1,500,000	1,330,324
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53[5]	1,000,000	946,439
Total Infrastructure		25,590,145
Net Lease - 0.8%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[5]	7,110,000	5,889,469
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[5]	3,690,750	3,449,970
CARS-DB7, LP
2023-1A, 6.50% due 09/15/53[5]	3,332,552	3,295,187
Total Net Lease		12,634,626
Whole Business - 0.7%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[5]	8,217,000	7,911,379
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[5]	1,962,875	1,861,292
Sonic Capital LLC
2020-1A, 3.85% due 01/20/50[5]	1,206,250	1,142,377
2020-1A, 4.34% due 01/20/50[5]	772,000	718,520
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[5]	98,500	89,021
Total Whole Business		11,722,589
Single Family Residence - 0.6%
FirstKey Homes Trust
2022-SFR3, 4.50% due 07/17/38[5]	3,200,000	3,081,984
2020-SFR2, 4.00% due 10/19/37[5]	3,050,000	2,875,289
2020-SFR2, 4.50% due 10/19/37[5]	3,000,000	2,835,742
2020-SFR2, 3.37% due 10/19/37[5]	1,900,000	1,779,484
Total Single Family Residence		10,572,499
Insurance - 0.1%
CHEST
7.13% due 03/15/43†††	1,425,000	1,433,856
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46[9]	286,425	251,721
Total Insurance		1,685,577
Collateralized Debt Obligations - 0.1%
Anchorage Credit Funding 4 Ltd.
2021-4A CR, 3.52% due 04/27/39[5]	1,000,000	826,373
Transport-Rail - 0.0%
Trinity Rail Leasing, LP
2009-1A, 6.66% due 11/16/39[5]	99,860	100,556
Total Asset-Backed Securities
(Cost $313,508,080)		298,989,177

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.6%
Government Agency - 2.4%
Fannie Mae
4.00% due 06/01/52[1]	6,893,837	$6,418,510
4.00% due 07/01/52[1]	6,422,442	6,006,018
5.00% due 08/01/53[1]	5,837,430	5,665,296
5.00% due 09/01/52[1]	2,138,491	2,076,483
5.00% due 06/01/53[1]	1,959,754	1,900,890
4.00% due 05/01/52[1]	1,670,322	1,546,883
Freddie Mac
5.00% due 09/01/52[1]	5,641,281	5,477,572
4.00% due 05/01/52[1]	5,343,525	4,947,231
4.00% due 06/01/52[1]	4,632,899	4,306,706
4.00% due 08/01/52[1]	1,703,440	1,603,956
Total Government Agency		39,949,545
Residential Mortgage-Backed Securities - 2.1%
LSTAR Securities Investment Ltd.
2024-1, 8.43% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,†††,5	7,812,821	7,832,737
Finance of America HECM Buyout
2022-HB2, 6.00% (WAC) due 08/01/32◊,5	3,800,000	3,608,877
Carrington Mortgage Loan Trust Series
2006-NC5, 5.59% (1 Month Term SOFR + 0.26%, Rate Cap/Floor: 14.50%/0.15%) due 01/25/37◊	3,827,710	3,269,394
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,9	3,400,000	2,779,127
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 5.61% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	1,584,707	1,122,954
2007-HE4, 5.69% (1 Month Term SOFR + 0.36%, Rate Floor: 0.36%) due 07/25/47◊	904,841	530,785
2007-HE2, 5.63% (1 Month Term SOFR + 0.30%, Rate Floor: 0.30%) due 04/25/37◊	1,346,545	502,624
New Residential Mortgage Loan Trust
2022-NQM5, 6.50% due 11/25/52[5,13]	2,080,909	2,063,312
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[5,13]	1,981,995	1,956,766
Lehman XS Trust Series
2006-18N, 5.80% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 12/25/36◊	1,859,675	1,770,994
PRPM LLC
2023-1, 6.88% (WAC) due 02/25/28◊,5	1,556,527	1,566,830
BRAVO Residential Funding Trust
2022-NQM3, 5.50% (WAC) due 07/25/62◊,5	1,576,312	1,543,129
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 7.12% (WAC) due 11/25/53◊,5	1,305,204	1,322,702
PRKCM Trust
2022-AFC2, 6.14% (WAC) due 08/25/57◊,5	1,201,901	1,190,510
OBX Trust
2022-NQM8, 6.10% due 09/25/62[5,13]	1,065,854	1,052,958
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[5,13]	1,025,420	1,026,233

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.6% (continued)
Residential Mortgage-Backed Securities - 2.1% (continued)
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 5.57% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 12/25/36◊	1,401,465	$835,889
CSMC Trust
2020-RPL5, 4.68% (WAC) due 08/25/60◊,5	738,168	734,953
Total Residential Mortgage-Backed Securities		34,710,774
Military Housing - 0.6%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.94% (WAC) due 11/25/52◊,9	3,366,973	2,974,977
2015-R1, 0.70% (WAC) due 11/25/55◊,5,14	39,575,735	2,503,323
2015-R1, 0.70% (WAC) due 11/25/52◊,5,14	31,563,373	1,785,837
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52†††,5	1,508,230	1,325,490
2007-AET2, 6.06% due 10/10/52†††,5	453,691	437,491
Total Military Housing		9,027,118
Commercial Mortgage-Backed Securities - 0.5%
BX Commercial Mortgage Trust
2021-VOLT, 7.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,5	3,743,000	3,689,215
BX Trust
2023-DELC, 8.66% (1 Month Term SOFR + 3.34%, Rate Floor: 3.34%) due 05/15/38◊,5	2,750,000	2,780,937
GS Mortgage Securities Corporation Trust
2020-DUNE, 8.09% (1 Month Term SOFR + 2.76%, Rate Floor: 2.65%) due 12/15/36◊,5	2,000,000	1,912,167
Total Commercial Mortgage-Backed Securities		8,382,319
Total Collateralized Mortgage Obligations
(Cost $95,931,411)		92,069,756
U.S. GOVERNMENT SECURITIES†† - 1.0%
U.S. Treasury Bonds
due 08/15/51[1,15,16]	32,650,000	9,947,962
due 05/15/44[1,15,16]	5,030,000	2,020,993
due 11/15/44[1,15,16]	5,030,000	1,977,155
due 02/15/46[15,16]	5,060,000	1,883,946
Total U.S. Government Securities
(Cost $20,999,416)		15,830,056
MUNICIPAL BONDS†† - 0.4%
District of Columbia - 0.4%
District of Columbia Revenue Bonds
6.73% due 09/01/47[5]	5,300,000	5,537,783
Oklahoma - 0.0%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28	400,000	359,863
Total Municipal Bonds
(Cost $6,054,154)		5,897,646
U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
5.20% due 03/28/24[4]	3,296,000	3,282,948
5.23% due 05/02/24[4]	230,000	227,912
5.17% due 03/14/24[4]	150,000	149,714
Total U.S. Treasury Bills
(Cost $3,660,785)		3,660,574
CONVERTIBLE BONDS†† - 0.2%
Consumer, Non-cyclical - 0.1%
Block, Inc.
due 05/01/26[1,15]	2,840,000	2,508,004
Communications - 0.1%
Cable One, Inc.
due 03/15/26[15]	1,250,000	1,065,625
Total Convertible Bonds
(Cost $3,674,116)		3,573,629

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 0.1%
Panama Government International Bond
4.50% due 01/19/63	4,150,000	$2,570,149
Total Foreign Government Debt
(Cost $4,124,551)		2,570,149
SENIOR FIXED RATE INTERESTS†† - 0.0%
Industrial - 0.0%
Schur Flexibles GmbH
13.40% due 09/30/26	EUR 167,285	159,147
9.59% due 09/30/26	EUR 113,552	108,027
13.55% due 09/30/26	EUR 29,571	28,132
Total Senior Fixed Rate Interests
(Cost $316,213)		295,306
	Contracts

LISTED OPTIONS PURCHASED† - 0.1%
Put Options on:
Equity Options
SPDR S&P Regional Banking ETF Expiring January 2025 with strike price of $43.00 (Notional Value $10,874,826)	2,259	695,772
SPDR S&P Regional Banking ETF Expiring December 2024 with strike price of $42.00 (Notional Value $13,127,778)	2,727	695,385
Total Listed Options Purchased
(Cost $1,527,699)		1,391,157
	Notional Value

OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 44,500,000	15,548
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 41,200,000	14,395
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 40,800,000	14,256
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 20,600,000	7,198
		51,397
Put Options on:	Contracts
Goldman Sachs International SPDR S&P Regional Banking ETF Expiring December 2024 with strike price of $42.00 (Notional Value $4,351,856)	904	271,381
Total OTC Options Purchased
(Cost $936,678)		322,778
Total Investments - 127.1%
(Cost $2,198,925,395)		$ 2,101,129,803

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Contracts	Value
LISTED OPTIONS WRITTEN† - (0.1)%
Call Options on:
S&P 500 Index Expiring March 2024 with strike price of $4,925.00 (Notional Value $509,627)	1	–
S&P 500 Index Expiring March 2024 with strike price of $5,095.00 (Notional Value $509,627)	1	(3,290)
S&P 500 Index Expiring March 2024 with strike price of $5,080.00 (Notional Value $509,627)	1	(3,725)
S&P 500 Index Expiring March 2024 with strike price of $5,075.00 (Notional Value $509,627)	1	(4,755)
S&P 500 Index Expiring March 2024 with strike price of $5,085.00 (Notional Value $509,627)	1	(4,790)
S&P 500 Index Expiring March 2024 with strike price of $5,075.00 (Notional Value $509,627)	1	(5,170)
S&P 500 Index Expiring March 2024 with strike price of $5,070.00 (Notional Value $509,627)	1	(5,700)
S&P 500 Index Expiring March 2024 with strike price of $5,030.00 (Notional Value $509,627)	1	(6,245)
S&P 500 Index Expiring March 2024 with strike price of $5,015.00 (Notional Value $509,627)	1	(7,960)
S&P 500 Index Expiring March 2024 with strike price of $4,985.00 (Notional Value $509,627)	1	(10,890)
S&P 500 Index Expiring March 2024 with strike price of $4,975.00 (Notional Value $509,627)	1	(12,115)
S&P 500 Index Expiring March 2024 with strike price of $4,955.00 (Notional Value $509,627)	1	(14,060)
SPDR S&P 500 ETF Trust Expiring March 2024 with strike price of $502.00 (Notional Value $1,066,968)	21	(19,362)
S&P 500 Index Expiring March 2024 with strike price of $5,065.00 (Notional Value $36,693,144)	72	(464,400)
NASDAQ-100 Index Expiring March 2024 with strike price of $17,870.00 (Notional Value $37,892,085)	21	(692,265)
Russell 2000 Index Expiring March 2024 with strike price of $2,040.00 (Notional Value $36,987,174)	180	(800,100)
Total Listed Options Written
(Premiums received $1,649,650)		(2,054,827)
Other Assets & Liabilities, net - (27.0)%		(446,896,115)
Total Net Assets - 100.0%		$ 1,652,178,861

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	30	Mar 2024	$7,644,750	$654,965

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date		Notional Amount	Value	Upfront Premiums (Received)	Unrealized Depreciation**
BofA Securities, Inc.	ICE	ITRAXX.EUR.38.V1	1.00%	Quarterly	12/20/27	EUR	$63,300,000	$(1,407,961)	$(307,793)	$(1,100,168)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	$143,900,000	$(6,312,335)	$639	$(6,312,974)

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	GBP	Sell	16,585,000	20,958,995 USD	03/15/24	$20,811
JPMorgan Chase Bank, N.A.	CAD	Sell	3,118,000	2,317,031 USD	03/15/24	18,565
UBS AG	EUR	Sell	985,000	1,069,316 USD	03/15/24	3,956
Barclays Bank plc	EUR	Buy	50,000	54,074 USD	03/15/24	5
UBS AG	CAD	Buy	65,000	48,074 USD	03/15/24	(159)
Citibank, N.A.	EUR	Sell	1,100,000	1,181,720 USD	03/15/24	(8,022)
Bank of America, N.A.	EUR	Sell	71,505,000	77,228,117 USD	03/15/24	(110,544)
						$(75,388)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at February 29, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	All or a portion of these securities have been physically segregated in connection with borrowings, options, reverse repurchase agreements and unfunded loan commitments. As of February 29, 2024, the total value of segregated securities was $594,033,871.
2	Special Purpose Acquisition Company (SPAC).
3	Affiliated issuer.
4	Rate indicated is the effective yield at the time of purchase.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $861,980,826 (cost $917,299,861), or 52.2% of total net assets.
6	Rate indicated is the 7-day yield as of February 29, 2024.
7	Variable rate security. Rate indicated is the rate effective at February 29, 2024. The rate is linked to the volatility-adjusted performance of the series 1 securities due 2069 of the underlying company, Alphas Managed Accounts Platform LXXIX Limited.
8	Perpetual maturity.
9	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $8,647,998 (cost $12,153,481), or 0.5% of total net assets — See Note 6.
10	Security is in default of interest and/or principal obligations.
11	Payment-in-kind security.
12	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
13	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at February 29, 2024. See table below for additional step information for each security.
14	Security is an interest-only strip.
15	Zero coupon rate security.
16	Security is a principal-only strip.

BofA — Bank of America
CAD — Canadian Dollar
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version 1
plc — Public Limited Company
PPV — Public-Private Venture
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 29, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 119,623,559	$ 884,900	$ 1,041,895	$ 121,550,354
Preferred Stocks	—	93,805,276	11,812,545	105,617,821
Warrants	3,759	—	12	3,771
Exchange-Traded Funds	56,501,748	—	—	56,501,748
Closed-End Mutual Funds	42,095,978	—	—	42,095,978
Money Market Funds	16,922,707	—	—	16,922,707
Corporate Bonds	—	708,636,927	31,720,409	740,357,336
Senior Floating Rate Interests	—	495,188,135	98,291,725	593,479,860
Asset-Backed Securities	—	252,417,211	46,571,966	298,989,177
Collateralized Mortgage Obligations	—	82,474,038	9,595,718	92,069,756
U.S. Government Securities	—	15,830,056	—	15,830,056
Municipal Bonds	—	5,897,646	—	5,897,646
U.S. Treasury Bills	—	3,660,574	—	3,660,574
Convertible Bonds	—	3,573,629	—	3,573,629
Foreign Government Debt	—	2,570,149	—	2,570,149
Senior Fixed Rate Interests	—	295,306	—	295,306
Options Purchased	1,391,157	322,778	—	1,713,935
Equity Futures Contracts**	654,965	—	—	654,965
Forward Foreign Currency Exchange Contracts**	—	43,337	—	43,337
Total Assets	$ 237,193,873	$1,665,599,962	$199,034,270	$ 2,101,828,105

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$ 2,054,827	$ —	$ —	$ 2,054,827
Credit Default Swap Agreements**	—	1,100,168	—	1,100,168
Interest Rate Swap Agreements**	—	6,312,974	—	6,312,974
Forward Foreign Currency Exchange Contracts**	—	118,725	—	118,725
Unfunded Loan Commitments (Note 5)	—	—	357,264	357,264
Total Liabilities	$ 2,054,827	$ 7,531,867	$ 357,264	$ 9,943,958

** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $350,995,337 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at February 29, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$ 39,704,410	Yield Analysis	Yield	5.9%-13.0%	7.2%
Asset-Backed Securities	6,867,556	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	7,832,737	Third Party Pricing	Trade Price	—	—
Collateralized Mortgage Obligations	1,762,981	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	688,158	Enterprise Value	Valuation Multiple	2.4x-17.6x	6.6x
Common Stocks	341,710	Model Price	Purchase Price	—	—
Common Stocks	11,976	Model Price	Liquidation Value	—	—
Common Stocks	51	Third Party Pricing	Trade Price	—	—
Corporate Bonds	20,771,127	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	10,924,040	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	25,242	Model Price	Purchase Price	—	—
Preferred Stocks	10,193,000	Yield Analysis	Yield	6.8%	—
Preferred Stocks	978,758	Model Price	Purchase Price	—	—
Preferred Stocks	640,787	Enterprise Value	Valuation Multiple	5.0x	—
Senior Floating Rate Interests	52,178,683	Yield Analysis	Yield	10.3%-14.2%	11.7%
Senior Floating Rate Interests	30,784,205	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	13,011,085	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	1,182,795	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	1,134,957	Model Price	Market Comparable Yields	13.0%	—
Warrants	12	Model Price	Liquidation Value	—	—
Total Assets	$199,034,270
Liabilities:
Unfunded Loan Commitments	$ 357,264	Model Price	Purchase Price	—	—

* Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended February 29, 2024, the Fund had securities with a total value of $23,924,721 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $24,035,728 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 29, 2024:

	Assets								Liabilities
	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$ 41,462,306	$ 1,885,323	$ 12,658,388	$ 105,421,682	$ 12	$ 763,367	$ 1,385,670	$ 163,576,748	$ (345,330)
Purchases/(Receipts)	12,650,187	7,900,000	4,190,000	17,280,194	-	335,685	10,000,000	52,356,066	(507,068)
(Sales, maturities and paydowns)/Fundings	(5,587,492)	(106,855)	(529,506)	(17,135,948)	-	(509)	-	(23,360,310)	403,918
Amortization of premiums/discounts	17,420	279	122,420	511,146	-	-	-	651,265	81,210
Corporate actions	-	-	-	6,236,149	-	-	-	6,236,149	-
Total realized gains (losses) included in earnings	(2,222)	-	(1,381,179)	(217,787)	-	(23,294)	-	(1,624,482)	48,449
Total change in unrealized appreciation (depreciation) included in earnings	(1,021,794)	(83,029)	1,969,323	59,561	-	(41,095)	426,875	1,309,841	(38,443)
Transfers into Level 3	-	-	14,690,963	9,226,017	-	7,741	-	23,924,721	-
Transfers out of Level 3	(946,439)	-	-	(23,089,289)	-	-	-	(24,035,728)	-
Ending Balance	$ 46,571,966	$ 9,595,718	$ 31,720,409	$ 98,291,725	$ 12	$ 1,041,895	$ 11,812,545	$ 199,034,270	$ (357,264)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at February 29, 2024	$(1,297,655)	$ (83,029)	$ 580,084	$ (590,019)	$-	$ (63,540)	$ 426,875	$(1,027,284)	$ (68,522)

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd., which are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	11/15/26	—	—
GAIA Aviation Ltd. 2019-1, 5.19% due 12/15/44	2.00%	10/15/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
New Residential Mortgage Loan Trust 2022-NQM5, 6.50% due 11/25/52	7.50%	09/01/26	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended February 29, 2024, in which the company is an affiliated issuer, were as follows:
Security Name	Value 05/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 02/29/24	Shares 02/29/24	Investment Income
Common Stocks
BP Holdco LLC*	$155,475	$ –	$ –	$ –	$ (8,756)	$ 146,719	121,041	$ –
Closed-End Mutual Funds
Guggenheim Active Allocation Fund	4,643,255	8,596,852	–	–	439,893	13,680,000	950,000	928,719
	$4,798,730	$8,596,852	$ –	$ –	$431,137	$13,826,719		$928,719

*	Non-income producing security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund's investment objective is considered fundamental and may not be changed without shareholder approval.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) adopted policies and procedures for the valuation of the Fund's investments (the “Fund Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund's securities and other assets.

Valuations of the Fund's securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2024

basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts ("ADR") trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a pricing service provider in valuing foreign securities.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service provider.

U.S. Government securities are valued by pricing service providers, using the last traded fill price, or at the reported bid price at the close of business.

Typically, loans are valued using information provided by a pricing service provider which uses broker quotes, among other inputs. If the pricing service provider cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps ("swaptions") are valued using a price provided by a pricing service provider.

Futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Interest rate swap agreements entered into by the Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by the Fund will generally be valued using an evaluated price provided by a pricing service provider.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2024

Note 2 – Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk.  Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, for diversification purposes, to change the duration of the Fund, for leverage purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that the Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where the Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, the Fund may be at risk because of the counterparty’s inability to perform.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2024

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with the Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. If the Fund utilizes centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that the Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit default occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund if it is selling the credit protection. If the Fund utilizes centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third-party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2024

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Fund monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2024

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Pricing service providers are used to value a majority of the Fund’s investments. When values are not available from a pricing service provider, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a pricing service provider based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2024

At February 29, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$2,199,396,398	$71,450,540	$(178,605,527)	$(107,154,987)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of February 29, 2024. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of February 29, 2024 were as follows:

Borrower	Maturity Date		Face Amount*	Value
Alteryx Inc.	05/14/24		$461,111	$–
Ardonagh Midco 3 plc	02/16/25		231,928	3,479
Avalara, Inc.	10/19/28		700,000	7,789
Care BidCo	05/04/28	EUR	1,000,000	60,108
Checkers Holdings, Inc.	06/16/27		139,346	–
Datix Bidco Ltd.	05/16/24		6,390,000	–
Finastra USA, Inc.	09/13/29		330,000	–
Galls LLC	01/31/24		46,052	345
Higginbotham Insurance Agency, Inc.	11/25/28		538,556	4,840
Inspired Finco Holdings Ltd.	02/15/31	EUR	2,550,000	11,882
Lightning A	03/01/37		7,420,000	–
Lightning B	03/01/37		945,000	–
MB2 Dental Solutions, LLC	01/29/31		3,580,036	93,726
Orion Group	03/19/27		1,334,870	36,745
Polaris Newco LLC	06/04/26		1,113,600	62,968
Schur Flexibles GmbH	09/30/26	EUR	85,220	11,056
Shaw Development LLC	10/30/29		531,915	–
SHO Holding I Corp.	04/27/24		16,000	6,027
Thunderbird A	03/01/37		7,420,000	–
Thunderbird B	03/01/37		945,000	–
TK Elevator Midco GmbH	01/29/27	EUR	1,084,618	58,299
				$357,264

 * The face amount is denominated in U.S. dollars unless otherwise indicated.

EUR - Euro

Note 6– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Atlas Mara Ltd.
due 12/31/21[1]	10/01/15	$519,661	$25,240
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49	05/05/15	2,740,170	2,603,593
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46	08/09/19	280,188	251,721
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37[2]	09/23/22	2,904,899	2,779,127
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.94% (WAC) due 11/25/52[2]	09/10/19	3,366,973	2,974,977
Mirabela Nickel Ltd.
due 06/24/19[1]	12/31/13	2,341,590	13,340
		$12,153,481	$8,647,998

1	Security is in default of interest and/or principal obligations.
2	Variable rate security. Rate indicated is the rate effective at February 29, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2024

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Fund in a different country, geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

OTHER INFORMATION (Unaudited)	February 29, 2024

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.